SEC. File Nos.           033-17917
811-05364

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________________

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 31

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 34
____________________

AMERICAN HIGH-INCOME TRUST
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________________

KIMBERLY S. VERDICK, Secretary
American High-Income Trust
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)
____________________

Copies to:
Michael Glazer
PAUL, HASTINGS, JANOFSKY & WALKER LLP
515 S. Flower Street, 25th Floor
Los Angeles, California 90071-2228
(Counsel for the Registrant)
____________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on December 1, 2008, pursuant to paragraph (b) of rule 485.

....


[logo - American Funds (R)]               The right choice for the long term/(R)/

American
High-Income Trust/SM/

PROSPECTUS

December 1, 2008

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objectives, strategies and risks
11    Management and organization
15    Shareholder information
16    Choosing a share class
19    Purchase and exchange of shares
24    Sales charges
28    Sales charge reductions and waivers
31    Rollovers from retirement plans to IRAs
31    Plans of distribution
32    Other compensation to dealers
33    How to sell shares
35    Distributions and taxes
36    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities, including corporate loans, that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than exist in funds investing in higher quality debt securities.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                        American High-Income Trust / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results (before and after taxes) are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998           1.63%
1999           7.55
2000          -3.25
2001           7.44
2002          -3.58
2003          28.87
2004           9.75
2005           3.63
2006          12.19
2007           1.53
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            10.04%  (quarter ended December 31, 2002)
LOWEST             -9.06%  (quarter ended June 30, 2002)

The fund's total return for the nine months ended September 30, 2008, was
-10.44%.

                                       2

American High-Income Trust / Prospectus


Unlike the bar chart on the previous page, the Investment Results table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which applies only if shares are sold within one year of purchase.

 . Class 529-E and F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F-1 sales charges also apply to the corresponding
Class 529-A, 529-B, 529-C or 529-F-1 sales charges. Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions"
reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY
WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT
BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT,
SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 COLLEGE
SAVINGS PLAN.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.

                                       3

                                        American High-Income Trust / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                          -2.27%   9.96%    5.82%        8.68%
 After taxes on distributions          -4.79    7.15     2.53          N/A
 After taxes on distributions and      -1.41    6.92     2.86          N/A
 sale of fund shares

                                      1 YEAR  5 YEARS   LIFETIME/1/
--------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                         -3.93%   9.67%       6.04%
--------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                         -0.22    9.88        6.74
--------------------------------------------------------------------
 CLASS F-1 -- FIRST SOLD 3/15/01
 Before taxes                          1.51   10.72        7.53
--------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/19/02
 Before taxes                         -2.33    9.88        8.15
--------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/25/02
 Before taxes                         -4.05    9.49        8.05
--------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                         -0.28    9.78        7.95
--------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/15/02
 Before taxes                          1.17   10.35        8.19
--------------------------------------------------------------------
 CLASS 529-F-1 -- FIRST SOLD 9/16/02
 Before taxes                          1.68   10.77       11.68

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Credit Suisse High Yield Index/3/     2.65%   10.97%    6.10%        8.78%
 Lipper High Current Yield Bond Funds  2.13    10.07     3.96         7.11
 Index/4/
 Citigroup Broad Investment-Grade      7.22     4.55     6.03         7.41
 (BIG) Bond Index/5/
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at September 30, 2008: 10.23%/6/
 (For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1   Lifetime results for each share class are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3   Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4   Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

5   Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
    Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
6   Reflects a fee waiver (10.19% without the waiver) as described in the Annual
    Fund Operating Expenses table under "Fees and expenses of the fund."

                                       4

American High-Income Trust / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1/,/3/
--------------------------------------------------------------------------------------------
 Maximum initial sales
 charge on purchases      3.75%/4/     none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent        none/5/    5.00%/6/    1.00%/7/       none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)/8/

                        CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2/14/
-------------------------------------------------------------------------------
 Management fees/9/      0.33%    0.33%    0.33%     0.33%          0.33%
-------------------------------------------------------------------------------
 Distribution and/or     0.23     1.00     1.00      0.25           none
 service (12b-1)
 fees/10/
-------------------------------------------------------------------------------
 Other expenses/11/      0.14     0.14     0.19      0.16           0.16
-------------------------------------------------------------------------------
 Total annual fund       0.70     1.47     1.52      0.74           0.49
 operating expenses/9/

                         CLASS    CLASS    CLASS     CLASS          CLASS
                         529-A    529-B    529-C     529-E         529-F-1
-------------------------------------------------------------------------------
 Management fees/9/      0.33%    0.33%    0.33%     0.33%          0.33%
-------------------------------------------------------------------------------
 Distribution and/or     0.18     1.00     1.00      0.50           0.00
 service (12b-1)
 fees/12/
-------------------------------------------------------------------------------
 Other                   0.23     0.25     0.24      0.23           0.23
 expenses/11/,/13/
-------------------------------------------------------------------------------
 Total annual fund       0.74     1.58     1.57      1.06           0.56
 operating expenses/9/

1   Includes corresponding 529 share class. Accounts holding these 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
2   Available only to employer-sponsored 529 plans. Accounts holding these shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
3   Class F-1, F-2 and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
4   The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
5   A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
6   The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
7   The contingent deferred sales charge is eliminated one year after purchase.

8   Based on amounts incurred in the fund's previous fiscal year, except as otherwise noted.
9   The fund's investment adviser is currently waiving 10% of its management fee.
    The waiver may be discontinued at any time, in consultation with the fund's board. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total annual fund operating expenses in the table do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the
    Financial Highlights table in this prospectus and in the fund's annual report.

10  Class A and F-1 12b-1 fees may not exceed .30% and .50%, respectively, of each class's average net assets annually. Class B and C 12b-1 fees may not exceed 1.00% of each class's average net assets annually.

11  Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account.
12  Class 529-A and 529-F-1 12b-1 fees may not exceed .50% of each class's average net assets annually. Class 529-B and 529-C 12b-1 fees may not exceed
    1.00% of each class's average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class's average net assets annually.
13  Includes up to a maximum of .10% paid to a state or states for oversight and administrative services.

14  Based on estimated amounts for the current fiscal year.

                                       5

                                        American High-Income Trust / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1/                                 $444    $590    $  750     $1,213
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           650     865     1,003      1,548
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        150     465       803      1,548
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           255     480       829      1,813
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           155     480       829      1,813
-------------------------------------------------------------------------------
 Class F-1 -- excluding intermediary          76     237       411        918
 fees/5/
-------------------------------------------------------------------------------
 Class F-2 -- excluding intermediary          50     157       274        616
 fees/5/
-------------------------------------------------------------------------------
 Class 529-A/1/,/6/                          468     642       830      1,364
-------------------------------------------------------------------------------
 Class 529-B -- assuming                     680     938     1,117      1,754
 redemption/2/,/6/
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  180     538       917      1,754
 redemption/3/,/6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                     279     534       912      1,967
 redemption/4/,/6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    179     534       912      1,967
-------------------------------------------------------------------------------
 Class 529-E/6/                              128     376       643      1,397
-------------------------------------------------------------------------------
 Class 529-F-1 -- excluding intermediary      77     219       372        808
 fees/5/,/6/

1   Reflects the maximum initial sales charge.
2   Reflects applicable contingent deferred sales charges through year six and
    Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, in the month of the eight-year anniversary of the purchase date.
3   Reflects Class A or 529-A expenses for years nine and 10 because Class B and
    529-B shares automatically convert to Class A and 529-A shares, respectively, in the month of the eight-year anniversary of the purchase date.
4   Reflects a contingent deferred sales charge in the first year.
5   Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
6   Reflects an initial $10 account setup fee and an annual $10 account maintenance fee.

                                       6

American High-Income Trust / Prospectus


Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations of issuers domiciled inside and outside of the U.S. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
See the appendix in this prospectus for credit rating descriptions.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the
United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payments of dividends. These risks may be heightened in connection with investments in developing countries. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                       7

                                        American High-Income Trust / Prospectus

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table on page 9 reflects the fund's results calculated without sales charges.

                                       8

American High-Income Trust / Prospectus


 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                           1.53%  10.80%    6.22%        8.89%
 After taxes on distributions          -1.10    7.97     2.92          N/A
 After taxes on distributions and       1.06    7.65     3.20          N/A
 sale of fund shares

                                      1 YEAR  5 YEARS   LIFETIME/1/
--------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                         0.77%    9.95%       6.04%
--------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                         0.72     9.88        6.74
--------------------------------------------------------------------
 CLASS F-1 -- FIRST SOLD 3/15/01
 Before taxes                         1.51    10.72        7.53
--------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/19/02
 Before taxes                         1.47    10.71        8.86
--------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/25/02
 Before taxes                         0.65     9.77        8.17
--------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                         0.66     9.78        7.95
--------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/15/02
 Before taxes                         1.17    10.35        8.19
--------------------------------------------------------------------
 CLASS 529-F-1 -- FIRST SOLD 9/16/02
 Before taxes                         1.68    10.77       11.68

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Credit Suisse High Yield           2.65%    10.97%     6.10%        8.78%
 Index/3/
 Lipper High Current Yield Bond     2.13     10.07      3.96         7.11
 Funds Index/4/
 Citigroup Broad Investment-Grade   7.22      4.55      6.03         7.41
(BIG) Bond Index/5/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2007: 7.78%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1   Lifetime results for each share class are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3   Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4   Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

5   Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
    Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
6   The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       9

                                        American High-Income Trust / Prospectus

HOLDINGS BY TYPE OF INVESTMENT AS OF SEPTEMBER 30, 2008

[begin pie chart]
U.S. corporate bonds & notes                                           61.9%
Corporate bonds & notes of issuers outside the U.S.                    11.6%
Corporate loans                                                         6.0%
Bonds & notes of governments & government agencies outside the U.S.     3.5%
Common stocks and warrants                                              1.2%
Preferred securities                                                    0.7%
Convertible securities                                                  0.5%
Other                                                                   1.6%
Short-term securities & other assets less liabilities                  13.0%
[end pie chart]

 BOND HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2008

 See the appendix in the statement of additional information for a description of quality categories.

                                                   PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
 U.S. government obligations/*/                            0.2%
-------------------------------------------------------------------------------
 Aaa/AAA                                                   0.2
-------------------------------------------------------------------------------
 Aa/AA                                                     1.1
-------------------------------------------------------------------------------
 A/A                                                       2.2
-------------------------------------------------------------------------------
 Baa/BBB                                                   9.1
-------------------------------------------------------------------------------
 Ba/BB                                                    20.4
-------------------------------------------------------------------------------
 B/B                                                      37.0
-------------------------------------------------------------------------------
 Caa/CCC                                                  15.1
-------------------------------------------------------------------------------
 Ca/CC or lower                                            0.5
-------------------------------------------------------------------------------
 Short-term securities & other assets less liabilities    13.0
-------------------------------------------------------------------------------

* These securities are guaranteed by the full faith and credit of the U.S.
  government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       10

American High-Income Trust / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the fiscal year ended September 30, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

                                       11

                                        American High-Income Trust / Prospectus

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       12

American High-Income Trust / Prospectus


The primary individual portfolio counselors for American High-Income Trust are:

                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
---------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE          11 years        Senior Vice President -    Serves as a fixed-
 Vice Chairman of the                        Fixed Income, Capital      income portfolio
 Board                                       Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 57 years in total;
                                             41 years with Capital
                                             Research and Management
                                             Company or affiliate

---------------------------------------------------------------------------------------------
 DAVID C. BARCLAY            19 years        Senior Vice President -    Serves as a fixed-
 President and Trustee                       Fixed Income, Capital      income portfolio
                                             Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 27 years in total;
                                             21 years with Capital
                                             Research and Management
                                             Company or affiliate
---------------------------------------------------------------------------------------------
 SUSAN M. TOLSON             15 years        Senior Vice President -    Serves as a fixed-
 Senior Vice President                       Fixed Income, Capital      income portfolio
                                             Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 20 years in total;
                                             19 years with Capital
                                             Research and Management
                                             Company or affiliate
---------------------------------------------------------------------------------------------

                                       13

                                        American High-Income Trust / Prospectus

                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
---------------------------------------------------------------------------------------------

 DAVID A. DAIGLE             5 years         Senior Vice President -    Serves as a fixed-
                         (plus 9 years of    Fixed Income, Capital      income portfolio
                         prior experience    Research Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 14 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
---------------------------------------------------------------------------------------------
 MARCUS B. LINDEN            4 years         Senior Vice President -    Serves as a fixed-
                         (plus 9 years of    Fixed Income, Capital      income portfolio
                         prior experience    Research Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 14 years in total;
                                             13 years with Capital
                                             Research and Management
                                             Company or affiliate
---------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       14

American High-Income Trust / Prospectus


Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6007                      P.O. Box 2280
Indianapolis, Indiana              Norfolk, Virginia
46206-6007                         23501-2280
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       15

                                        American High-Income Trust / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B,
C and F shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.
Class 529-E shares are available only to investors participating through an eligible employer plan.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
  529-B or 529-C shares to cover higher education expenses); and

.. availability of share classes:

  -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

  -- Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR
F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F-1
SHARES.

                                       16

American High-Income Trust / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge    up to 3.75% (reduced for purchases of $100,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .30% annually (for Class 529-A shares, may not
                         exceed .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than Class F-1
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than Class A and F shares due to
                         higher 12b-1 fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to Class A or 529-A shares in the
                         month of the eight-year anniversary of the purchase
                         date, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to Class F-1 shares in the month
                         of the 10-year anniversary of the purchase date,
                         reducing future annual expenses (Class 529-C shares
                         will not convert to Class 529-F-1 shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than Class 529-B and 529-C shares due
                         to lower 12b-1 fees, but lower than Class 529-A and
                         529-F-1 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       17

                                        American High-Income Trust / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS F-1 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower 12b-1 fees, and may be higher than Class A
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F-2 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              none
 Dividends               generally higher than other classes due to absence of
                         12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       18

American High-Income Trust / Prospectus


Purchase and exchange of shares

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of The Cash Management Trust of America on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares)
next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of The Cash Management Trust of America on the third business day after receipt of your investment.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

                                       19

                                        American High-Income Trust / Prospectus

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase 529 shares by contacting any financial adviser
(who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F-1 SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL
ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN
THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE
MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

                                       20

American High-Income Trust / Prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series/(R)/; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

                                       21

                                        American High-Income Trust / Prospectus

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and 529          $    250/2/
 accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                              25
    savings plan account or employer-sponsored 529 account
 To add to an account                                                      50
    For a payroll deduction retirement plan account, payroll               25
    deduction
    savings plan account or employer-sponsored 529 account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                   50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                  500,000

1  Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
2  For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

                                       22

American High-Income Trust / Prospectus


The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes).
Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" in this prospectus and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       23

                                        American High-Income Trust / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

                                       24

American High-Income Trust / Prospectus


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Such eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

                                       25

                                        American High-Income Trust / Prospectus

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

                                       26

American High-Income Trust / Prospectus


AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

                                       27

                                        American High-Income Trust / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

                                       28

American High-Income Trust / Prospectus


 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds money market funds) to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or
 (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details.
 You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see "How to sell shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       29

                                        American High-Income Trust / Prospectus

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

  -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

  -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                                       30

American High-Income Trust / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover, subject to the other provisions of this prospectus.
Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares; up to .50% for Class
529-A shares; up to 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for
Class 529-E shares; and up to .50% for Class F-1 and 529-F-1 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services.
The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for
Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

                                       31

                                        American High-Income Trust / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2007, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       32

American High-Income Trust / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

   -- more than $75,000;

   -- made payable to someone other than the registered shareholder(s); or

   -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. If you redeem
Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges.

                                       33

                                        American High-Income Trust / Prospectus

Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds
Service Company. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the
American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       34

American High-Income Trust / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American
Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

SHAREHOLDER FEES

Fees borne directly by the fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       35

                                        American High-Income Trust / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                 (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/
                                                                     Net
                                                                   (losses)
                                                                   gains on
                                                                  securities
                                      Net asset                     (both           Total
                                       value,         Net          realized         from
                                      beginning   investment         and         investment
                                      of period     income       unrealized)     operations
-----------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2008                   $12.35        $.94          $(2.32)         $(1.38)
Year ended 9/30/2007                    12.30         .93             .04             .97
Year ended 9/30/2006                    12.27         .92             .05             .97
Year ended 9/30/2005                    12.26         .89             .01             .90
Year ended 9/30/2004                    11.88         .87             .35            1.22
-----------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2008                    12.35         .85           (2.32)          (1.47)
Year ended 9/30/2007                    12.30         .83             .04             .87
Year ended 9/30/2006                    12.27         .83             .05             .88
Year ended 9/30/2005                    12.26         .80             .01             .81
Year ended 9/30/2004                    11.88         .78             .35            1.13
-----------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2008                   $12.35        $.84          $(2.32)         $(1.48)
Year ended 9/30/2007                    12.30         .83             .04             .87
Year ended 9/30/2006                    12.27         .82             .05             .87
Year ended 9/30/2005                    12.26         .79             .01             .80
Year ended 9/30/2004                    11.88         .77             .35            1.12
-----------------------------------------------------------------------------------------------
CLASS F-1:
Year ended 9/30/2008                    12.35         .93           (2.32)          (1.39)
Year ended 9/30/2007                    12.30         .92             .04             .96
Year ended 9/30/2006                    12.27         .92             .05             .97
Year ended 9/30/2005                    12.26         .88             .01             .89
Year ended 9/30/2004                    11.88         .86             .35            1.21
-----------------------------------------------------------------------------------------------
CLASS F-2:
Period from 8/4/2008 to 9/30/2008/4/    11.01         .14           (1.00)           (.86)
-----------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2008                    12.35         .93           (2.32)          (1.39)
Year ended 9/30/2007                    12.30         .92             .04             .96
Year ended 9/30/2006                    12.27         .91             .05             .96
Year ended 9/30/2005                    12.26         .88             .01             .89
Year ended 9/30/2004                    11.88         .86             .35            1.21
-----------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2008                    12.35         .84           (2.32)          (1.48)
Year ended 9/30/2007                    12.30         .82             .04             .86
Year ended 9/30/2006                    12.27         .81             .05             .86
Year ended 9/30/2005                    12.26         .77             .01             .78
Year ended 9/30/2004                    11.88         .75             .35            1.10
-----------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)
CLASS 529-C:
Year ended 9/30/2008                   $12.35        $.84          $(2.32)         $(1.48)
Year ended 9/30/2007                    12.30         .82             .04             .86
Year ended 9/30/2006                    12.27         .81             .05             .86
Year ended 9/30/2005                    12.26         .77             .01             .78
Year ended 9/30/2004                    11.88         .75             .35            1.10
-----------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2008                    12.35         .90           (2.32)          (1.42)
Year ended 9/30/2007                    12.30         .88             .04             .92
Year ended 9/30/2006                    12.27         .88             .05             .93
Year ended 9/30/2005                    12.26         .84             .01             .85
Year ended 9/30/2004                    11.88         .82             .35            1.17
-----------------------------------------------------------------------------------------------
CLASS 529-F-1:
Year ended 9/30/2008                    12.35         .95           (2.32)          (1.37)
Year ended 9/30/2007                    12.30         .94             .04             .98
Year ended 9/30/2006                    12.27         .94             .05             .99
Year ended 9/30/2005                    12.26         .88             .01             .89
Year ended 9/30/2004                    11.88         .85             .35            1.20

                                       36

American High-Income Trust / Prospectus


                                             DIVIDENDS AND DISTRIBUTIONS

                                      Dividends                       Total                                    Net assets,
                                      (from net   Distributions     dividends    Net asset                       end of
                                      investment      (from            and       value, end       Total          period
                                       income)    capital gains)  distributions  of period   return/2/,/3/    (in millions)
---------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2008                    $(.94)        $(.02)         $(.96)        $10.01       (11.87)%         $8,074
Year ended 9/30/2007                     (.92)           --           (.92)         12.35         7.99            9,516
Year ended 9/30/2006                     (.94)           --           (.94)         12.30         8.26            8,285
Year ended 9/30/2005                     (.89)           --           (.89)         12.27         7.54            7,448
Year ended 9/30/2004                     (.84)           --           (.84)         12.26        10.57            6,920
---------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2008                     (.85)         (.02)          (.87)         10.01       (12.55)             557
Year ended 9/30/2007                     (.82)           --           (.82)         12.35         7.19              756
Year ended 9/30/2006                     (.85)           --           (.85)         12.30         7.44              760
Year ended 9/30/2005                     (.80)           --           (.80)         12.27         6.72              771
Year ended 9/30/2004                     (.75)           --           (.75)         12.26         9.71              794
---------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2008                    $(.84)        $(.02)         $(.86)        $10.01       (12.59)%         $  890
Year ended 9/30/2007                     (.82)           --           (.82)         12.35         7.14            1,045
Year ended 9/30/2006                     (.84)           --           (.84)         12.30         7.39              871
Year ended 9/30/2005                     (.79)           --           (.79)         12.27         6.65              804
Year ended 9/30/2004                     (.74)           --           (.74)         12.26         9.62              812
---------------------------------------------------------------------------------------------------------------------------
CLASS F-1:
Year ended 9/30/2008                     (.93)         (.02)          (.95)         10.01       (11.90)           1,204
Year ended 9/30/2007                     (.91)           --           (.91)         12.35         7.98            1,166
Year ended 9/30/2006                     (.94)           --           (.94)         12.30         8.23              846
Year ended 9/30/2005                     (.88)           --           (.88)         12.27         7.45              637
Year ended 9/30/2004                     (.83)           --           (.83)         12.26        10.44              578
---------------------------------------------------------------------------------------------------------------------------
CLASS F-2:
Period from 8/4/2008 to 9/30/2008/4/     (.14)           --           (.14)         10.01        (7.84)              13
---------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2008                     (.93)         (.02)          (.95)         10.01       (11.91)             120
Year ended 9/30/2007                     (.91)           --           (.91)         12.35         7.92              124
Year ended 9/30/2006                     (.93)           --           (.93)         12.30         8.21               92
Year ended 9/30/2005                     (.88)           --           (.88)         12.27         7.44               66
Year ended 9/30/2004                     (.83)           --           (.83)         12.26        10.48               48
---------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2008                     (.84)         (.02)          (.86)         10.01       (12.64)              18
Year ended 9/30/2007                     (.81)           --           (.81)         12.35         7.06               21
Year ended 9/30/2006                     (.83)           --           (.83)         12.30         7.30               18
Year ended 9/30/2005                     (.77)           --           (.77)         12.27         6.52               15
Year ended 9/30/2004                     (.72)           --           (.72)         12.26         9.47               12
---------------------------------------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)
CLASS 529-C:
Year ended 9/30/2008                    $(.84)        $(.02)         $(.86)        $10.01       (12.64)%         $   49
Year ended 9/30/2007                     (.81)           --           (.81)         12.35         7.07               52
Year ended 9/30/2006                     (.83)           --           (.83)         12.30         7.31               40
Year ended 9/30/2005                     (.77)           --           (.77)         12.27         6.53               32
Year ended 9/30/2004                     (.72)           --           (.72)         12.26         9.49               25
---------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2008                     (.90)         (.02)          (.92)         10.01       (12.18)               7
Year ended 9/30/2007                     (.87)           --           (.87)         12.35         7.62                7
Year ended 9/30/2006                     (.90)           --           (.90)         12.30         7.88                5
Year ended 9/30/2005                     (.84)           --           (.84)         12.27         7.09                4
Year ended 9/30/2004                     (.79)           --           (.79)         12.26        10.06                3
---------------------------------------------------------------------------------------------------------------------------
CLASS 529-F-1:
Year ended 9/30/2008                     (.95)         (.02)          (.97)         10.01       (11.74)               6
Year ended 9/30/2007                     (.93)           --           (.93)         12.35         8.15                6
Year ended 9/30/2006                     (.96)           --           (.96)         12.30         8.41                4
Year ended 9/30/2005                     (.88)           --           (.88)         12.27         7.45                3
Year ended 9/30/2004                     (.82)           --           (.82)         12.26        10.34                2

                                       Ratio of     Ratio of
                                       expenses     expenses       Ratio
                                      to average   to average     of net
                                      net assets   net assets     income
                                        before        after         to
                                         reim-        reim-       average
                                      bursements/  bursements/      net
                                        waivers    waivers/3/    assets/3/
---------------------------------------------------------------------------
CLASS A:
Year ended 9/30/2008                      .70%         .67%        8.14%
Year ended 9/30/2007                      .69          .66         7.35
Year ended 9/30/2006                      .69          .65         7.52
Year ended 9/30/2005                      .68          .65         7.17
Year ended 9/30/2004                      .67          .67         7.19
---------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2008                     1.47         1.44         7.37
Year ended 9/30/2007                     1.44         1.41         6.62
Year ended 9/30/2006                     1.46         1.42         6.76
Year ended 9/30/2005                     1.45         1.43         6.39
Year ended 9/30/2004                     1.46         1.46         6.40
---------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2008                     1.52%        1.48%        7.32%
Year ended 9/30/2007                     1.48         1.45         6.55
Year ended 9/30/2006                     1.50         1.46         6.71
Year ended 9/30/2005                     1.51         1.49         6.32
Year ended 9/30/2004                     1.54         1.54         6.31
---------------------------------------------------------------------------
CLASS F-1:
Year ended 9/30/2008                      .74          .70         8.09
Year ended 9/30/2007                      .70          .67         7.32
Year ended 9/30/2006                      .71          .68         7.47
Year ended 9/30/2005                      .76          .74         7.07
Year ended 9/30/2004                      .79          .78         7.05
---------------------------------------------------------------------------
CLASS F-2:
Period from 8/4/2008 to 9/30/2008/4/      .08          .07         1.34
---------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2008                      .74          .71         8.11
Year ended 9/30/2007                      .76          .72         7.30
Year ended 9/30/2006                      .74          .70         7.47
Year ended 9/30/2005                      .77          .75         7.09
Year ended 9/30/2004                      .76          .76         7.12
---------------------------------------------------------------------------
CLASS 529-B:
Year ended 9/30/2008                     1.58         1.55         7.26
Year ended 9/30/2007                     1.56         1.53         6.50
Year ended 9/30/2006                     1.58         1.55         6.63
Year ended 9/30/2005                     1.64         1.61         6.22
Year ended 9/30/2004                     1.67         1.67         6.20
---------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)
CLASS 529-C:
Year ended 9/30/2008                     1.57%        1.54%        7.27%
Year ended 9/30/2007                     1.55         1.52         6.50
Year ended 9/30/2006                     1.57         1.54         6.64
Year ended 9/30/2005                     1.63         1.60         6.23
Year ended 9/30/2004                     1.66         1.66         6.21
---------------------------------------------------------------------------
CLASS 529-E:
Year ended 9/30/2008                     1.06         1.02         7.79
Year ended 9/30/2007                     1.04         1.01         7.01
Year ended 9/30/2006                     1.05         1.01         7.17
Year ended 9/30/2005                     1.10         1.07         6.77
Year ended 9/30/2004                     1.13         1.13         6.75
---------------------------------------------------------------------------
CLASS 529-F-1:
Year ended 9/30/2008                      .56          .52         8.29
Year ended 9/30/2007                      .54          .51         7.51
Year ended 9/30/2006                      .55          .52         7.66
Year ended 9/30/2005                      .75          .72         7.13
Year ended 9/30/2004                      .88          .88         6.99

                                       37

                                        American High-Income Trust / Prospectus


                                       YEAR ENDED SEPTEMBER 30

                          2008       2007       2006       2005        2004
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       35%        42%        41%        39%         39%
OF SHARES

1   Based on average shares outstanding.
2   Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the periods shown, Capital
    Research and Management Company reduced fees for investment advisory services.

4   Based on operations for the period shown and, accordingly, may not be representative of a full year.

                                       38

American High-Income Trust / Prospectus


Appendix

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION
LONG-TERM-ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                                       39

                                        American High-Income Trust / Prospectus

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C -- Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       40

American High-Income Trust / Prospectus


NOTES

                                       41

                                        American High-Income Trust / Prospectus

NOTES

                                       42

American High-Income Trust / Prospectus


NOTES

                                       43

                                        American High-Income Trust / Prospectus


[logo - American Funds (R)]                 The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES             American Funds Service Company
                                      800/421-0180

 FOR RETIREMENT PLAN SERVICES         Call your employer or plan administrator

 FOR ADVISER MARKETING                American Funds Distributors
                                      800/421-9900

 FOR 529 PLANS                        American Funds Service Company
                                      800 /421-0180, ext. 529

 FOR 24-HOUR INFORMATION              American FundsLine
                                      800/325-3590
                                      americanfunds.com

 Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes.
 By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

PROGRAM DESCRIPTION  The program description for the CollegeAmerica/(R)/ 529 program contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the fund at
333 South Hope Street, Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

                                                                                  Investment Company File No. 811-05364
                                                                               MFGEPR-921-1208P Litho in USA CGD/B/8001
------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust


[logo - American Funds/(R)/]                        The right choice for the long term/(R)/

American
High-Income Trust/SM/

PROSPECTUS
ADDENDUM

December 1, 2008

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


Class R-5 shares of American High-Income Trust are available to certain clients of the Personal Investment Management group of Capital Guardian Trust
Company./SM/ Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Risk/Return summary -- pages 1-4

 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                       1 YEAR  5 YEARS   LIFETIME/*/
---------------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02
 Before taxes                          1.78%   11.04%       9.27%

*  Lifetime results are measured from the date the share class was first sold.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                     CLASS R-5
-------------------------------------------------------------------------------
 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                  CLASS R-5
--------------------------------------------------------------
 Management fees/1/                                 0.33%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees           none
--------------------------------------------------------------
 Other expenses/2/                                  0.12
--------------------------------------------------------------
 Total annual fund operating expenses/1/            0.45

 1   The fund's investment adviser is currently waiving 10% of its management fee.
    The waiver may be discontinued at any time, in consultation with the fund's board. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total annual fund operating expenses in the table do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the
    Financial Highlights table in this prospectus addendum and in the fund's annual report.
2   Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.


EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------
 Class R-5                $46     $144     $252       $567
-------------------------------------------------------------

Purchase and exchange of shares -- pages 19-23

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 24-27

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.


Financial highlights -- pages 36-38

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus addendum and the fund's annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                   (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/         DIVIDENDS AND DISTRIBUTIONS
                                                  Net (losses)
                                                      gains
                                                       on
                                                   securities
                       Net asset                      (both                      Dividends   Distributions      Total
                        value,         Net          realized       Total from    (from net       (from        dividends
                       beginning   investment          and         investment    investment     capital          and
                        of year      income        unrealized)     operations     income)       gains)      distributions
---------------------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2008   $12.35        $.96           $(2.32)         $(1.36)       $(.96)       $(.02)         $(.98)
 Year ended 9/30/2007    12.30         .96              .04            1.00         (.95)          --           (.95)
 Year ended 9/30/2006    12.27         .95              .05            1.00         (.97)          --           (.97)
 Year ended 9/30/2005    12.26         .92              .01             .93         (.92)          --           (.92)
 Year ended 9/30/2004    11.88         .90              .35            1.25         (.87)          --           (.87)

                                                              Ratio of     Ratio of
                                                              expenses     expenses
                                                             to average   to average
                                                                 net          net
                                                               assets       assets          Ratio
                                                               before        after         of net
                       Net asset               Net assets,      reim-        reim-         income
                       value, end    Total     end of year   bursements/  bursements/    to average
                        of year    return/2/  (in millions)    waivers    waivers/2/    net assets/2/
------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2008    $10.01    (11.65)%       $140          .45%         .42%           8.40%
 Year ended 9/30/2007     12.35      8.26          137          .44          .41            7.61
 Year ended 9/30/2006     12.30      8.51           84          .46          .42            7.75
 Year ended 9/30/2005     12.27      7.78           63          .46          .43            7.37
 Year ended 9/30/2004     12.26     10.80           74          .47          .47            7.39

                                         YEAR ENDED SEPTEMBER 30
                           2008        2007        2006        2005         2004
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       35%         42%         41%         39%          39%
OF SHARES

1   Based on average shares outstanding.
2   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital
    Research and Management Company reduced fees for investment advisory services.


                           AMERICAN HIGH-INCOME TRUST

                                     Part B
                      Statement of Additional Information

                              December 1, 2008

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of American High-Income Trust
(the "fund" or "AHIT") dated December 1, 2008. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                           American High-Income Trust
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                      American High-Income Trust -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

DEBT SECURITIES

..    The fund will invest at least 65% of its assets in lower quality, lower rated debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loans, and other similar securities, including preferred stock.

EQUITY SECURITIES AND SECURITIES WITH DEBT AND EQUITY CHARACTERISTICS

..    The fund may invest up to 25% of its assets in equity securities (including common stock, warrants and rights) and securities with a combination of debt and equity characteristics (including convertible preferred stocks and convertible debentures).

INVESTING OUTSIDE THE U.S.

..    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

                      American High-Income Trust -- Page 2

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

LOAN ASSIGNMENTS AND PARTICIPATIONS -- The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower's assets and liabilities (recapitalizations), to merge with or acquire another company
(mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary

                      American High-Income Trust -- Page 3

financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.
Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser's decision not to receive material, non-public information may impact the investment adviser's ability to assess a borrower's requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system.

                      American High-Income Trust -- Page 4

The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund's interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a

                      American High-Income Trust -- Page 5

predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have  less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries.
The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to

                      American High-Income Trust -- Page 6

market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

REINSURANCE RELATED NOTES AND BONDS -- The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds.
Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

                      American High-Income Trust -- Page 7

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

                      American High-Income Trust -- Page 8

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

                      American High-Income Trust -- Page 9

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to "Qualified Institutional Buyers". Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

THE FUND MAY ALSO ENGAGE IN THE FOLLOWING INVESTMENT PRACTICES, ALTHOUGH IT HAS
NO CURRENT INTENTION TO DO SO OVER THE NEXT TWELVE MONTHS:

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities

                     American High-Income Trust -- Page 10

and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.

OPTIONS ON U.S. TREASURY SECURITIES - The fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call) option gives the fund as purchaser of the option the right (but not the obligation) to sell
(buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call) option on Treasury securities generally increases (decreases) with an increase (decrease) in prevailing interest rates. Accordingly, the fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter ("OTC options").
Exchange-traded options have standardized exercise prices and expiration dates;
OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund's portfolio turnover rates for the fiscal years ended September 30,
2008 and 2007 were 35% and 42%, respectively. The portfolio turnover rate would equal 100% if each security in a fund's portfolio were replaced once per year.
See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following

                     American High-Income Trust -- Page 11

investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

These restrictions provide that the fund may not:

1.   Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer;

2.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

3.   Invest in companies for the purpose of exercising control or management;

4.   Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies
(including forward currency contracts);

5.   Acquire illiquid securities, if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate,
15% of the fund's net assets;

6.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933;

7.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9.   Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

10.  Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets. The fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the fund from entering into reverse repurchase agreements or "roll"
transactions, provided that these transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets. In the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

11.  Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies or U. S. government securities.

For purposes of investment restriction #7, the investment adviser considers investments in corporate loans to be a purchase of debt securities.

                     American High-Income Trust -- Page 12

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund does not currently intend to lend portfolio securities or other assets to third parties, except by acquiring loans, loan participations, or forms of direct debt instruments. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

2.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

3.   The fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer.

4.   The fund may not issue senior securities, except as permitted by the 1940
Act.

5.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                     American High-Income Trust -- Page 13

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                 NUMBER OF
 POSITION WITH FUND                                          PORTFOLIOS/3/
 (YEAR FIRST ELECTED            PRINCIPAL OCCUPATION(S)        OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A TRUSTEE/2/)               DURING PAST FIVE YEARS        BY TRUSTEE             BY TRUSTEE
---------------------------------------------------------------------------------------------------------

 Ambassador Richard G.       Corporate director and               15         Carnival Corporation
 Capen, Jr., 74              author; former U.S.
 Trustee (1999)              Ambassador to Spain; former
                             Vice Chairman, Knight-Ridder,
                             Inc. (communications
                             company); former Chairman and
                             Publisher, The Miami Herald
---------------------------------------------------------------------------------------------------------
 H. Frederick Christie,      Private investor; former             21         AECOM Technology
 75                          President and CEO, The                          Corporation;
 Trustee (1987)              Mission Group (non-utility                      DineEquity, Inc.;
                             holding company, subsidiary                     Ducommun Incorporated;
                             of Southern California Edison                   SouthWest Water Company
                             Company)
---------------------------------------------------------------------------------------------------------
 James G. Ellis, 61          Dean and Professor of                12         None
 Trustee (2006)              Marketing, University of
                             Southern California
---------------------------------------------------------------------------------------------------------
 Martin Fenton, 73           Chairman of the Board, Senior        18         None
 Chairman of the Board       Resource Group LLC
 (Independent and            (development and management
 Non-Executive) (1989)       of senior living communities)
---------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 62       President and CEO, Fuller            16         None
 Trustee (1994)              Consulting (financial
                             management consulting firm)
---------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 62         Private investor; former             18         JPMorgan Value
 Trustee (2005)              President, Dumbarton Group                      Opportunities Fund, Inc.;
                             LLC (securities industry                        The Swiss Helvetia Fund,
                             consulting); former Executive                   Inc.
                             Vice President - Policy and
                             Oversight, NASD
---------------------------------------------------------------------------------------------------------
 Richard G. Newman,/5/ 74    Chairman of the Board, AECOM         14         Sempra Energy;
 Trustee (1991)              Technology Corporation                          SouthWest Water Company
                             (engineering, consulting and
                             professional technical
                             services)
---------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 65        Principal, The Sanchez Family        13         None
 Trustee (1999)              Corporation dba McDonald's
                             Restaurants (McDonald's
                             licensee)
---------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D.,      President and Professor of           14         None
 59                          Anthropology, The University
 Trustee (2007)              of Tulsa; former President
                             and Professor of Archaeology,
                             Claremont Graduate University
---------------------------------------------------------------------------------------------------------

                     American High-Income Trust -- Page 14

"INTERESTED" TRUSTEES/6/
                                  PRINCIPAL OCCUPATION(S)
                                  DURING PAST FIVE YEARS
 NAME, AGE AND                         AND POSITIONS             NUMBER OF
 POSITION WITH FUND            HELD WITH AFFILIATED ENTITIES   PORTFOLIOS/3/
 (YEAR FIRST ELECTED           OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A TRUSTEE/OFFICER/2/)               OF THE FUND             BY TRUSTEE             BY TRUSTEE
-----------------------------------------------------------------------------------------------------------

 Abner D. Goldstine, 78        Senior Vice President - Fixed        13         None
 Vice Chairman of the Board    Income, Capital Research and
 (1987)                        Management Company; Director,
                               Capital Research and
                               Management Company
-----------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr., 59        Vice Chairman of the Board,          14         None
 Vice Chairman of the Board    Capital Research and
 (1987)                        Management Company; Senior
                               Vice President - Fixed
                               Income, Capital Research and
                               Management Company; Director,
                               The Capital Group Companies,
                               Inc.*
-----------------------------------------------------------------------------------------------------------
 David C. Barclay, 52          Senior Vice President - Fixed         1         None
 President (1995)              Income, Capital Research and
                               Management Company; Director,
                               The Capital Group Companies,
                               Inc.*
-----------------------------------------------------------------------------------------------------------

                     American High-Income Trust -- Page 15

OTHER OFFICERS
 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Susan M. Tolson, 46     Senior Vice President - Fixed Income, Capital Research
 Senior Vice President   and Management Company
 (1997)
-------------------------------------------------------------------------------
 Jennifer L. Hinman,     Senior Vice President - Fixed Income, Capital Research
 50                      Company*; Director, Capital Research Company*;
 Vice President (2001)   Director, Capital International Research, Inc.*
-------------------------------------------------------------------------------
 Kristine M.             Vice President and Senior Counsel - Fund Business
 Nishiyama, 38           Management Group, Capital Research and Management
 Vice President (2003)   Company; Vice President and Counsel, Capital Bank and
                         Trust Company*
-------------------------------------------------------------------------------
 Kimberly S. Verdick,    Vice President - Fund Business Management Group,
 44                      Capital Research and Management Company
 Secretary (1994)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 34      Vice President - Fund Business Management Group,
 Treasurer (2007)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Courtney R. Taylor,     Assistant Vice President - Fund Business Management
 33                      Group, Capital Research and Management Company
 Assistant Secretary
 (2006)
-------------------------------------------------------------------------------
 M. Susan Gupton, 35     Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------

*  Company affiliated with Capital Research and Management Company.

1   The term "independent" trustee refers to a trustee who is not an "interested person" of the fund within the meaning of the 1940 Act.
2   Trustees and officers of the fund serve until their resignation, removal or retirement.

3   Funds managed by Capital Research and Management Company, including the
    American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ Inc.,
    which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4   This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.
5   The investment adviser and its affiliates use a subsidiary of AECOM, Inc. to perform architectural and space management services. The investment adviser's business relationship with the subsidiary preceded its acquisition by AECOM in
    1994. The total fees relating to this engagement for the last two years represent less than 0.1% of AECOM, Inc.'s 2007 gross revenues.
6   "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                     American High-Income Trust -- Page 16

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2007

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                SHARES OWNED/2/               BY TRUSTEE
-------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 James G. Ellis/3/                  None                 $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller            $10,001 - $50,000         $50,001 - $100,000
-------------------------------------------------------------------------------
 R. Clark Hooper             $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Richard G. Newman            $ 1 - $10,000                Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez              $ 1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Steadman Upham                     None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 David C. Barclay               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine             Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.             Over $100,000              Over $100,000
-------------------------------------------------------------------------------

1   Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group
    Companies, Inc. retirement plan and 401(k) plan.
2   An independent trustee also may have exposure to the fund through an allocation of some or all of his or her nonqualified deferred compensation account.

3   As of May 1, 2008, the dollar range of shares owned by Mr. Ellis was $10,001 -
    $50,000. On that day, the aggregate dollar range of shares owned in all funds overseen by Mr. Ellis was $50,001 - $100,000.

TRUSTEE COMPENSATION -- No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent trustee an annual fee, which ranges from $5,528 to $11,290, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

                     American High-Income Trust -- Page 17

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

TRUSTEE COMPENSATION EARNED DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2008

                                                                     TOTAL COMPENSATION
                                                                         (INCLUDING
                                                                     VOLUNTARILY DEFERRED
                                                                       COMPENSATION/1/)
                                                                  FROM ALL FUNDS MANAGED BY
                                       AGGREGATE COMPENSATION       CAPITAL RESEARCH AND
                                       (INCLUDING VOLUNTARILY            MANAGEMENT
                                      DEFERRED COMPENSATION/1/)        COMPANY OR ITS
     NAME                                    FROM THE FUND              AFFILIATES/2/
--------------------------------------------------------------------------------------------

 Richard G. Capen, Jr./3/                       $12,718                    $215,444
--------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                        10,802                     434,092
--------------------------------------------------------------------------------------------
 James G. Ellis                                  11,394                     107,332
--------------------------------------------------------------------------------------------
 Martin Fenton/3/                                11,509                     368,078
--------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/                            11,723                     327,886
--------------------------------------------------------------------------------------------
 R. Clark Hooper                                 11,814                     330,940
--------------------------------------------------------------------------------------------
 Richard G. Newman                               11,209                     226,037
--------------------------------------------------------------------------------------------
 Frank M. Sanchez                                12,673                     120,535
--------------------------------------------------------------------------------------------
 Steadman Upham/3/                               12,971                     198,581
--------------------------------------------------------------------------------------------

 1   Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended September 30, 2008 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2   Funds managed by Capital Research and Management Company, including the
    American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ Inc.,
    which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
3   Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2008 fiscal year for participating trustees is as follows: Richard G. Capen, Jr.
    ($14,289), H. Frederick Christie ($17,494), Martin Fenton ($53,135), Leonard R.
    Fuller ($893) and Steadman Upham ($10,153). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

As of November 1, 2008, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                     American High-Income Trust -- Page 18

FUND ORGANIZATION AND THE BOARD OF TRUSTEES -- The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on October 1, 1987. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's declaration of trust and by-laws as well as separate indemnification agreements that the fund has entered into with independent trustees provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The fund has an audit committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Leonard R. Fuller; R. Clark
Hooper; and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent

                     American High-Income Trust -- Page 19

registered public accounting firm and the full board of trustees. Four audit committee meetings were held during the 2008 fiscal year.

The fund has a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; James G. Ellis; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; Frank M. Sanchez; and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting
Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2008 fiscal year.

The fund has a nominating and governance committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; James G. Ellis; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; Frank M. Sanchez; and Steadman
Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees.
The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.
One nominating and governance committee meeting  was held during the 2008 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund and its investment adviser have adopted Proxy Voting Procedures and Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds,
Endowments and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com.
Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate

                     American High-Income Trust -- Page 20

investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

                     American High-Income Trust -- Page 21

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on November 1, 2008. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

             NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
--------------------------------------------------------------------------------

 Edward D. Jones & Co.                       Record      Class A        25.43%
 Omnibus Account                                         Class B        16.33
 Maryland Heights, MO
--------------------------------------------------------------------------------
 A G Edwards & Sons Inc.                     Record      Class A         5.21
 Omnibus Account                                         Class C         7.56
 Saint Louis, MO                                         Class F-1      10.68
--------------------------------------------------------------------------------
 First Clearing, LLC                         Record      Class B         8.10
 Custody Account                                         Class C         6.69
 Glen Allen, VA
--------------------------------------------------------------------------------
 Merrill Lynch                               Record      Class C        12.55
 Omnibus Account
 Jacksonville, FL
--------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.              Record      Class C        11.53
 Omnibus Account                                         Class F-1       9.70
 New York, NY
--------------------------------------------------------------------------------
 Charles Schwab & Co. Inc.                   Record      Class F-1       9.55
 Custody Account                                         Class F-2       5.40
 San Francisco. CA                                       Class R-5       7.99
--------------------------------------------------------------------------------
 North Arkansas Radiology Assoc.             Record      Class R-1       6.11
 Profit Sharing Plan-401K Plan               Beneficial
 Batesville, AR
--------------------------------------------------------------------------------
 Nationwide Trust Company                    Record      Class R-3       7.22
 Columbus, OH                                            Class R-5      13.19
--------------------------------------------------------------------------------
 Principal Financial Group                   Record      Class R-3       5.21
 Omnibus Account
 Des Moines, IA
--------------------------------------------------------------------------------
 Saxon & Co.                                 Record      Class R-4       5.51
 401K Plan                                   Beneficial
 Philadelphia, PA
--------------------------------------------------------------------------------
 The Capital Group Companies                 Record      Class R-5      22.36
 Retirement Plans
 Los Angeles, CA
--------------------------------------------------------------------------------

                     American High-Income Trust -- Page 22

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital

                     American High-Income Trust -- Page 23

Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: Credit Suisse High Yield
Index and Lipper High Current Yield Bond Funds Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF SEPTEMBER 30, 2008:

                                        NUMBER             NUMBER
                                       OF OTHER           OF OTHER          NUMBER
                                      REGISTERED           POOLED          OF OTHER
                                      INVESTMENT         INVESTMENT        ACCOUNTS
                                   COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                                       FOR WHICH         FOR WHICH         PORTFOLIO
                                       PORTFOLIO         PORTFOLIO         COUNSELOR
                     DOLLAR RANGE      COUNSELOR         COUNSELOR       IS A MANAGER
                       OF FUND       IS A MANAGER       IS A MANAGER      (ASSETS OF
     PORTFOLIO          SHARES      (ASSETS OF RICS   (ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR         OWNED/1/     IN BILLIONS)/2/   IN BILLIONS)/3/   IN BILLIONS)/4/
-----------------------------------------------------------------------------------------

 Abner D.             $500,001 -      3      $195.6         None             None
 Goldstine            $1,000,000
-----------------------------------------------------------------------------------------
 David C. Barclay        Over         4      $209.9      2      $0.27     17      $6.16
                      $1,000,000
-----------------------------------------------------------------------------------------
 Susan M. Tolson      $500,001 -      3      $134.8         None             None
                      $1,000,000
-----------------------------------------------------------------------------------------
 David Daigle         $100,001 -         None               None             None
                       $500,000
-----------------------------------------------------------------------------------------
 Marcus B. Linden     $100,001 -         None               None             None
                       $500,000
-----------------------------------------------------------------------------------------

1   Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
    $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2   Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
    No fund has an advisory fee that is based on the performance of the fund.
3   Represents funds advised or sub-advised by Capital Research and Management
    Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
    Group International, Inc., an affiliate of Capital Research and Management
    Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4   Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

                     American High-Income Trust -- Page 24

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent trustees; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based on the following annualized rates and daily net asset levels:

                                Net asset level

       RATE                 IN EXCESS OF                    UP TO
-----------------------------------------------------------------------------

       0.30%              $             0              $    60,000,000
-----------------------------------------------------------------------------
       0.21                    60,000,000                 1,000,000,00
-----------------------------------------------------------------------------
       0.18                 1,000,000,000                3,000,000,000
-----------------------------------------------------------------------------
       0.16                 3,000,000,000                6,000,000,000
-----------------------------------------------------------------------------
       0.15                 6,000,000,000               10,000,000,000
-----------------------------------------------------------------------------
       0.14                10,000,000,000               15,000,000,000
-----------------------------------------------------------------------------
      0.135                15,000,000,000
-----------------------------------------------------------------------------

                     American High-Income Trust -- Page 25

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                              Monthly gross income

        RATE                IN EXCESS OF                    UP TO
----------------------------------------------------------------------------

       3.00%                 $         0                 $ 8,333,333
----------------------------------------------------------------------------
       2.50                    8,333,333                  25,000,000
----------------------------------------------------------------------------
       2.00                   25,000,000                  50,000,000
----------------------------------------------------------------------------
       1.50                   50,000,000
----------------------------------------------------------------------------

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended September 30, 2008, 2007 and 2006, the investment adviser was entitled to receive from the fund management fees of $42,247,000,
$40,887,000 and $35,055,000, respectively. After giving effect to the management fee waivers and advisory fee reduction described below, the fund paid the investment adviser management fees of $38,022,000 (a reduction of $4,225,000),
$36,798,000 (a reduction of $4,089,000) and $31,549,000 (a reduction of
$3,506,000) for the fiscal years ended September 30, 2008, 2007 and 2006, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive under the Agreement. As a result of this waiver, management fees are reduced similarly for all classes of shares of the fund.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October
31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent trustees. The investment adviser has the right to terminate the Administrative

                     American High-Income Trust -- Page 26

Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services. For Class R-2 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative Agreement that would otherwise have been paid by the fund. For the year ended September 30, 2008, the total fees paid by the investment adviser were $262,000.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.
The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and
529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a
Shareholder Services Agreement between the fund and American Funds Service
Company.

During the 2008 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $1,586,000
--------------------------------------------------------------------------------
               CLASS F-1                                1,777,000
--------------------------------------------------------------------------------
               CLASS F-2                                    2,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 129,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  25,000
--------------------------------------------------------------------------------
              CLASS 529-C                                  61,000
--------------------------------------------------------------------------------
              CLASS 529-E                                   7,000
--------------------------------------------------------------------------------
             CLASS 529-F-1                                  6,000
--------------------------------------------------------------------------------
               CLASS R-1                                   26,000
--------------------------------------------------------------------------------
               CLASS R-2                                  825,000
--------------------------------------------------------------------------------
               CLASS R-3                                  438,000
--------------------------------------------------------------------------------
               CLASS R-4                                  211,000
--------------------------------------------------------------------------------
               CLASS R-5                                  136,000
--------------------------------------------------------------------------------

                     American High-Income Trust -- Page 27

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares, the Principal Underwriter sells its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensates investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and keeps any amounts remaining after this compensation is paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
B, 529-B, C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

                     American High-Income Trust -- Page 28

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                   COMMISSIONS,        ALLOWANCE OR
                                                      REVENUE          COMPENSATION
                             FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-------------------------------------------------------------------------------------

        CLASS A                     2008            $5,000,000          $19,170,000
                                    2007             8,687,000           33,413,000
                                    2006             6,330,000           24,405,000
-------------------------------------------------------------------------------------
        CLASS B                     2008               197,000            1,263,000
                                    2007               371,000            2,504,000
                                    2006               287,000            1,917,000
-------------------------------------------------------------------------------------
        CLASS C                     2008               428,000            1,962,000
                                    2007                    --            2,971,000
                                    2006                    --            1,844,000
-------------------------------------------------------------------------------------
      CLASS 529-A                   2008               129,000              492,000
                                    2007               185,000              697,000
                                    2006               148,000              560,000
-------------------------------------------------------------------------------------
      CLASS 529-B                   2008                 8,000               58,000
                                    2007                12,000               74,000
                                    2006                11,000               70,000
-------------------------------------------------------------------------------------
      CLASS 529-C                   2008                13,000              108,000
                                    2007                    --              144,000
                                    2006                    --              100,000
-------------------------------------------------------------------------------------

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of trustees has approved the category of expenses for which payment is being made.

                     American High-Income Trust -- Page 29

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2 or Class R-5, no 12b-1 fees are paid from Class
F-2 or Class R-5 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.30% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                     American High-Income Trust -- Page 30

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
         -------------------------------------------------------------------------

          Class C                           0.25%        0.75%          1.00%
         -------------------------------------------------------------------------
          Class 529-C                       0.25         0.75           1.00
         -------------------------------------------------------------------------
          Class F-1                         0.25           --           0.50
         -------------------------------------------------------------------------
          Class 529-F-1                     0.25           --           0.50
         -------------------------------------------------------------------------
          Class 529-E                       0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-1                         0.25         0.75           1.00
         -------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
         -------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
         -------------------------------------------------------------------------

         1  Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.
         2  The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

During the 2008 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $20,976,000                 $1,458,000
------------------------------------------------------------------------------
        CLASS B                   6,720,000                    509,000
------------------------------------------------------------------------------
        CLASS C                   9,930,000                    853,000
------------------------------------------------------------------------------
       CLASS F-1                  3,147,000                    431,000
------------------------------------------------------------------------------
      CLASS 529-A                   233,000                     18,000
------------------------------------------------------------------------------
      CLASS 529-B                   202,000                     17,000
------------------------------------------------------------------------------
      CLASS 529-C                   528,000                     48,000
------------------------------------------------------------------------------
      CLASS 529-E                    36,000                      4,000
------------------------------------------------------------------------------
     CLASS 529-F-1                       --                         --
------------------------------------------------------------------------------
       CLASS R-1                    126,000                     11,000
------------------------------------------------------------------------------
       CLASS R-2                  1,026,000                     85,000
------------------------------------------------------------------------------
       CLASS R-3                    979,000                     83,000
------------------------------------------------------------------------------
       CLASS R-4                    321,000                     31,000
------------------------------------------------------------------------------

                     American High-Income Trust -- Page 31

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 Shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 Shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 Shares of the
American Funds for the last month of the prior calendar quarter.

OTHER COMPENSATION TO DEALERS -- As of October 2008, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.

                     American High-Income Trust -- Page 32

          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     Intersecurities / Transamerica
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     JJB Hilliard/PNC Bank
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Investments LLC
     Lincoln Financial Advisors Corporation
     LPL Group
          Associated Securities Corp.
          LPL Financial Corporation
          Mutual Service Corporation
          Uvest Investment Services
          Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
          Metlife Securities Inc.
          New England Securities

          Tower Square Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley & Co., Incorporated
     National Planning Holdings Inc.
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
          Legg Mason

          Primerica Financial Services
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wachovia Group
          A. G. Edwards, a Division of Wachovia Securities, LLC
          First Clearing LLC

                     American High-Income Trust -- Page 33

          Wachovia Securities Financial Network, LLC
          Wachovia Securities Investment Services Group
          Wachovia Securities Latin American Channel
          Wachovia Securities Private Client Group
     Wells Fargo Investments, LLC

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser

                     American High-Income Trust -- Page 34

receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its

                     American High-Income Trust -- Page 35

respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
September 30, 2008, 2007 and 2006 amounted to $87,000, $43,000 and $131,000.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Citigroup Global Markets Inc., J.P. Morgan Securities
Inc., Lehman Brothers and Merrill Lynch, Pierce, Fenner & Smith, Inc. As of the
fund's most recent fiscal year-end, the fund held equity securities of Citigroup
Inc. in the amount of $24,529,000. The fund held debt securities of JPMorgan
Chase & Co. in the amount of $6,331,000, Lehman Brothers Holdings Inc. in the amount of $6,239,000 and Merrill Lynch & Co., Inc. in the amount of $24,814,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds

                     American High-Income Trust -- Page 36

website. The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated

                     American High-Income Trust -- Page 37

offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

                     American High-Income Trust -- Page 38

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from

                     American High-Income Trust -- Page 39

the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

                     American High-Income Trust -- Page 40

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations may comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations.
     Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This

                     American High-Income Trust -- Page 41

     original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject

                     American High-Income Trust -- Page 42

     to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

                     American High-Income Trust -- Page 43

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                     American High-Income Trust -- Page 44

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                     American High-Income Trust -- Page 45

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

                     American High-Income Trust -- Page 46

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America to Class B or C shares of Intermediate
Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America and
Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

                     American High-Income Trust -- Page 47

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

                     American High-Income Trust -- Page 48

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

                     American High-Income Trust -- Page 49

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

                     American High-Income Trust -- Page 50

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                     American High-Income Trust -- Page 51

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding money market funds) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. After such termination, these plans

                     American High-Income Trust -- Page 52

     are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

                     American High-Income Trust -- Page 53

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or

                     American High-Income Trust -- Page 54

     decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B or 529-B shares if your combined American
     Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate. In addition, you may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or
     529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives

                     American High-Income Trust -- Page 55

          payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an
          AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as

                     American High-Income Trust -- Page 56

permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

                     American High-Income Trust -- Page 57

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

                     American High-Income Trust -- Page 58

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's declaration of trust permits payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund if, in the opinion of the fund's board of trustees, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY  10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent,

                     American High-Income Trust -- Page 59

and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive,
Irvine, CA 92618. American Funds Service Company was paid a fee of $10,059,000 for Class A shares and $772,000 for Class B shares for the 2008 fiscal year.
American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and Management Company, as described under
"Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the fund and for independent trustees in their capacities as such. Certain legal matters in connection with certain shares of beneficial interest offered by the prospectus have been passed upon for the fund by Paul,
Hastings, Janofsky & Walker LLP and Wilmer Cutler Pickering Hale and Dorr LLP.
A determination with respect to the independence of the fund's counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated prospectuses and other reports, a shareholder

                     American High-Income Trust -- Page 60

will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

Prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the fund was organized, and California, where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations.
The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or trustees. The Declaration of
Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

                     American High-Income Trust -- Page 61

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $10.01
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $10.40

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                     American High-Income Trust -- Page 62

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/                 034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/SM/  . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
The Cash Management Trust of
America/(R)/. . . . . . . .     009      209      309       409         609
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . .     039      N/A      N/A       N/A         N/A
The U.S. Treasury Money Fund
of America/SM/  . . . . . .     049      N/A      N/A       N/A         N/A
___________
*Qualified for sale only in certain jurisdictions.

                     American High-Income Trust -- Page 63

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund                              1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
The Cash Management Trust of
America. . . . . . . . . . . .    1009     1209     1309     1509       1409

                     American High-Income Trust -- Page 64

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
International Growth and Income Fund    2134    2234    2334    2434     2534
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                     American High-Income Trust -- Page 65

                                                  FUND NUMBERS
                                   --------------------------------------------
                                            CLASS  CLASS  CLASS  CLASS   CLASS
FUND                               CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target Date
Retirement Fund/(R)/ . . . . . .     069    2169   2269   2369   2469    2569
American Funds 2045 Target Date
Retirement Fund/(R)/ . . . . . .     068    2168   2268   2368   2468    2568
American Funds 2040 Target Date
Retirement Fund/(R)/ . . . . . .     067    2167   2267   2367   2467    2567
American Funds 2035 Target Date
Retirement Fund/(R)/ . . . . . .     066    2166   2266   2366   2466    2566
American Funds 2030 Target Date
Retirement Fund/(R)/ . . . . . .     065    2165   2265   2365   2465    2565
American Funds 2025 Target Date
Retirement Fund/(R)/ . . . . . .     064    2164   2264   2364   2464    2564
American Funds 2020 Target Date
Retirement Fund/(R)/ . . . . . .     063    2163   2263   2363   2463    2563
American Funds 2015 Target Date
Retirement Fund/(R)/ . . . . . .     062    2162   2262   2362   2462    2562
American Funds 2010 Target Date
Retirement Fund/(R)/ . . . . . .     061    2161   2261   2361   2461    2561

The fund may also compare its investment results with the following:

(1)  The Credit Suisse First Boston High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). The Index has several modules representing different sectors of the high yield market including a cash paying module, a zerofix module, a pay-in-kind module, and a defaulted module. The Index is divided into other categories including industry, rating, seniority, liquidity, market value, security price range, yield range and other sector divisions.
There are a total of 250 sectors which are followed by the Index.

(2)  Salomon Smith Barney High-Yield Index, which is a market value weighted index of bonds having a minimum issue size of $100 million, a minimum maturity of 10 years and that carry a minimum/maximum quality rating of C/BB+.

(3)  Salomon Smith Barney Broad Investment-Grade Bond Index, which is a market capitalization weighted index and includes Treasury, Government-sponsored mortgage and investment-grade fixed-rate corporates (Baa3/BBB) with a maturity of one year or longer and a minimum of $50 million outstanding at entry, and remain in the Index until their amount falls below $25 million.

(4)  Lipper's "High Current Yield" funds index, which is the arithmetic average of Total Return of a number of mutual funds with investment objectives and policies similar to those of the Fund, as published by Lipper Analytical
Services. The number of funds contained in the data base varies as funds are added or deleted over time.

(5)  Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the
U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.

                     American High-Income Trust -- Page 66

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     American High-Income Trust -- Page 67

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                     American High-Income Trust -- Page 68

C

A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH
LONG-TERM CREDIT RATINGS

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments.
This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                     American High-Income Trust -- Page 69

B
Highly speculative.

     .    For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC

     .    For issuers and performing obligations, default is a real possibility.
          Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.
          Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery
          Rating of 'R2' (superior), or 'R3' (good) or 'R4' (average).

CC

     .    For issuers and performing obligations, default of some kind appears probable.

     .    For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'R4' (average) or 'R5' (below average).

C

     .    For issuers and performing obligations, default is imminent.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as the following:

     The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the
     'AAA' Long-term rating category, to categories below 'CCC', or to
     Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.

                     American High-Income Trust -- Page 70

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                     American High-Income Trust -- Page 71
....

[logo – American Funds®]

American High-Income TrustSM
Investment portfolio

September 30, 2008

Bonds, notes & other debt instruments — 84.57%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 79.50%
CONSUMER DISCRETIONARY — 21.60%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$62,980	$56,997
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	6,000	3,510
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	5,525	4,033
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	50,950	45,855
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	2,850	1,731
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	43,890	38,404
Charter Communications Operating, LLC, Term Loan B, 4.80% 2014[2,3,4]	44,811	35,855
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	28,700	25,471
Charter Communications Operating, LLC, Term Loan B, 8.77% 2014[2,3,4]	26,616	25,339
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[1]	26,500	25,837
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	78,275	52,053
Univision Communications, Inc., Second Lien Term Loan B, 6.50% 2009[2,3,4]	11,494	10,977
Univision Communications Inc. 7.85% 2011	44,456	34,898
Univision Communications, Inc., First Lien Term Loan B, 5.049% 2014[2,3,4]	65,195	42,051
Univision Communications Inc. 9.75% 2015[1,5]	160,720	75,538
Allison Transmission Holdings, Inc., Term Loan B, 5.22% 2014[2,3,4]	9,523	7,960
Allison Transmission Holdings, Inc. 11.00% 2015[1]	50,450	44,144
Allison Transmission Holdings, Inc. 11.25% 2015[1,5]	74,975	61,854
Michaels Stores, Inc., Term Loan B, 4.75% 2013[2,3,4]	28,994	21,419
Michaels Stores, Inc. 10.00% 2014	101,525	64,468
Michaels Stores, Inc. 0%/13.00% 2016[6]	6,150	1,876
Michaels Stores, Inc. 11.375% 2016	9,250	4,417
TL Acquisitions, Inc., Term Loan B, 6.20% 2014[2,3,4]	38,796	31,778
Thomson Learning 0%/13.25% 2015[1,6]	16,045	10,830
Thomson Learning 10.50% 2015[1]	56,890	45,228
CanWest Media Inc., Series B, 8.00% 2012	91,198	76,606
CanWest MediaWorks Inc. 9.25% 2015[1]	3,700	2,682
Toys “R” Us, Inc. 7.625% 2011	62,330	52,357
Toys “R” Us-Delaware, Inc., Term Loan B, 7.059% 2012[2,3,4]	24,013	21,689
MGM MIRAGE 6.00% 2009	18,500	17,390
MGM MIRAGE 8.50% 2010	3,100	2,868
Mandalay Resort Group 6.375% 2011	1,500	1,238
MGM MIRAGE 6.75% 2012	1,700	1,339
MGM MIRAGE 6.75% 2013	16,855	13,231
MGM MIRAGE 5.875% 2014	33,425	24,317
MGM MIRAGE 6.625% 2015	7,975	5,583
MGM MIRAGE 7.50% 2016	4,000	2,940
Mohegan Tribal Gaming Authority 6.375% 2009	36,500	34,857
Mohegan Tribal Gaming Authority 8.00% 2012	10,275	8,785
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	1,023
Mohegan Tribal Gaming Authority 7.125% 2014	22,100	15,801
Mohegan Tribal Gaming Authority 6.875% 2015	3,775	2,624
Gray Television Inc., Series D, 12.00%/15.00% (undated)[6,7,8]	64,500	56,438
American Media Operations, Inc., Series B, 10.25% 2009	56,620	40,059
American Media Operations, Inc., Series B, 10.25% 2009[1]	2,015	1,426
American Media Operations, Inc. 8.875% 2011	17,615	12,242
American Media Operations, Inc. 8.875% 2011[1]	641	445
K. Hovnanian Enterprises, Inc. 6.00% 2010	2,500	2,250
K. Hovnanian Enterprises, Inc. 8.875% 2012	12,815	8,202
K. Hovnanian Enterprises, Inc. 7.75% 2013	14,325	8,165
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,450	1,433
K. Hovnanian Enterprises, Inc. 6.50% 2014	3,775	2,246
K. Hovnanian Enterprises, Inc. 6.25% 2015	6,790	3,904
K. Hovnanian Enterprises, Inc. 6.25% 2016	10,270	5,957
K. Hovnanian Enterprises, Inc. 7.50% 2016	10,735	6,280
K. Hovnanian Enterprises, Inc. 8.625% 2017	19,860	12,214
Boyd Gaming Corp. 7.75% 2012	27,925	24,714
Boyd Gaming Corp. 6.75% 2014	30,300	21,892
Boyd Gaming Corp. 7.125% 2016	5,500	3,836
Quebecor Media Inc. 7.75% 2016	33,400	29,392
Quebecor Media Inc. 7.75% 2016	22,370	19,686
NTL Cable PLC 8.75% 2014	43,400	36,673
NTL Cable PLC 8.75% 2014	€4,500	4,890
NTL Cable PLC 9.75% 2014	£3,000	4,123
Dollar General Corp., Term Loan B2, 6.454% 2014[2,3,4]	$5,000	4,361
Dollar General Corp. 10.625% 2015	19,725	19,528
Dollar General Corp. 11.875% 2017[2,5]	20,700	19,251
General Motors Corp. 7.20% 2011	26,680	15,741
General Motors Corp. 7.125% 2013	16,055	7,425
General Motors Corp. 7.25% 2013	€3,000	1,751
General Motors Corp. 7.70% 2016	$3,950	1,590
General Motors Corp. 8.80% 2021	30,520	11,750
General Motors Corp. 9.40% 2021[8]	5,775	2,483
General Motors Corp. 8.25% 2023	3,650	1,451
AMC Entertainment Inc., Series B, 8.625% 2012	24,450	24,328
AMC Entertainment Inc. 8.00% 2014	8,175	7,071
AMC Entertainment Inc., Series B, 11.00% 2016	10,000	9,900
Ford Capital BV 9.50% 2010[8]	4,000	2,740
Ford Motor Co. 9.50% 2011[8]	1,000	620
Ford Motor Co., Term Loan B, 5.49% 2013[2,3,4]	25,400	16,955
FCE Bank PLC 7.125% 2013[8]	€11,550	11,049
Ford Motor Co. 6.50% 2018	$18,608	7,722
Ford Motor Co. 8.875% 2022	2,220	1,021
Ford Motor Co. 7.45% 2031	2,500	1,087
Tenneco Automotive Inc., Series B, 10.25% 2013	5,144	5,311
Tenneco Automotive Inc. 8.625% 2014	38,250	30,600
Tenneco Inc. 8.125% 2015	5,000	4,300
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	41,425	35,522
Hanesbrands Inc., Series B, 6.508% 2014[2]	40,550	33,859
Kabel Deutschland GmbH 10.625% 2014	34,275	33,761
Cinemark USA, Inc., Term Loan B, 4.56% 2013[2,3,4]	5,635	4,955
Cinemark, Inc. 0%/9.75% 2014[6]	29,075	28,094
Radio One, Inc., Series B, 8.875% 2011	23,017	18,931
Radio One, Inc. 6.375% 2013[8]	20,260	13,473
Gaylord Entertainment Co. 8.00% 2013	22,450	19,644
Gaylord Entertainment Co. 6.75% 2014	14,450	12,210
William Lyon Homes, Inc. 7.625% 2012	18,050	7,130
William Lyon Homes, Inc. 10.75% 2013	20,395	8,872
William Lyon Homes, Inc. 7.50% 2014	37,860	14,955
Technical Olympic USA, Inc. 9.00% 2010[9]	22,486	10,006
Technical Olympic USA, Inc. 9.00% 2010[9]	7,325	3,260
Technical Olympic USA, Inc. 9.25% 2011[1,9]	36,325	16,165
Pinnacle Entertainment, Inc. 7.50% 2015	39,450	29,390
CSC Holdings, Inc., Series B, 8.125% 2009	12,975	12,878
Cablevision Systems Corp., Series B, 8.00% 2012	14,865	14,047
iesy Repository GmbH 10.125% 2015	€4,750	6,114
iesy Repository GmbH 10.375% 2015[1]	$20,475	19,554
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	26,525	25,132
Seneca Gaming Corp., Series B, 7.25% 2012	19,825	17,347
Seneca Gaming Corp. 7.25% 2012	8,440	7,385
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	24,094
Fox Acquisition LLC 13.375% 2016[1,8]	26,095	23,225
Meritage Corp. 7.00% 2014	8,575	6,646
Meritage Homes Corp. 6.25% 2015	10,575	7,878
Meritage Corp. 7.731% 2017[1,8]	12,500	7,142
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	23,950	21,315
Sealy Mattress Co. 8.25% 2014	26,670	21,069
Cooper-Standard Automotive Inc. 7.00% 2012	18,025	14,600
Cooper-Standard Automotive Inc. 8.375% 2014	9,275	5,890
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,125	3,465
Education Management LLC and Education Management Finance Corp. 10.25% 2016	21,020	16,921
LBI Media, Inc. 8.50% 2017[1]	30,380	20,203
Edcon Pty Ltd. 8.208% 2014[2]	€22,425	18,928
Dillard’s, Inc. 6.625% 2008	$5,050	5,063
Dillard Department Stores, Inc. 9.125% 2011	8,230	7,942
Dillard Department Stores, Inc. 7.85% 2012	1,900	1,681
Dillard’s, Inc. 7.13% 2018	4,000	2,560
Dillard’s, Inc. 7.00% 2028	3,000	1,545
Beazer Homes USA, Inc. 8.625% 2011	9,600	7,824
Beazer Homes USA, Inc. 8.125% 2016	16,725	10,704
J.C. Penney Co., Inc. 8.00% 2010	14,995	15,301
J.C. Penney Co., Inc. 9.00% 2012	2,980	3,155
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.82% 2012[2,3,4]	25,550	17,455
Local T.V. Finance LLC 9.25% 2015[1,5]	25,560	16,742
Bon-Ton Department Stores, Inc. 10.25% 2014	50,375	15,364
Standard Pacific Corp. 5.125% 2009	3,750	3,600
Standard Pacific Corp. 6.875% 2011	1,905	1,629
Standard Pacific Corp. 7.75% 2013	3,920	3,214
Standard Pacific Corp. 6.25% 2014	5,685	4,321
Standard Pacific Corp. 7.00% 2015	2,715	2,063
Warner Music Group 7.375% 2014	19,610	14,658
Liberty Media Corp. 7.75% 2009	4,750	4,783
Liberty Media Corp. 8.25% 2030	12,675	8,616
Regal Cinemas Corp., Series B, 9.375% 2012[8]	13,300	13,026
Claire’s Stores, Inc., Term Loan B, 5.56% 2014[2,3,4]	9,603	5,831
Claire’s Stores, Inc. 9.25% 2015	14,450	6,069
Neiman Marcus Group, Inc. 9.00% 2015[5]	13,330	11,231
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	9,000	4,185
R.H. Donnelley Corp., Series A-1, 6.875% 2013	2,425	958
Dex Media, Inc., Series B, 8.00% 2013	3,075	1,430
R.H. Donnelley Corp., Series A-3, 8.875% 2016	12,750	4,399
KB Home 5.875% 2015	4,185	3,348
KB Home 6.25% 2015	9,285	7,614
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	41,358	10,133
Seminole Tribe of Florida 7.804% 2020[1,3]	10,050	10,053
Delphi Automotive Systems Corp. 6.55% 2006[9]	12,730	1,591
Delphi Automotive Systems Corp. 6.50% 2009[9]	34,600	4,325
Delphi Corp. 6.50% 2013[9]	17,190	2,235
Delphi Automotive Systems Corp. 7.125% 2029[9]	14,300	1,787
Delphi Trust I 8.25% 2033[9]	4,470	34
Vidéotron Ltée 6.875% 2014	6,780	6,441
Vidéotron Ltée 6.375% 2015	3,720	3,292
Young Broadcasting Inc. 10.00% 2011	58,845	8,827
Young Broadcasting Inc. 8.75% 2014	4,040	606
Visteon Corp. 8.25% 2010	3,772	3,150
Visteon Corp. 12.25% 2016[1]	9,737	5,891
Burlington Coat Factory Warehouse Corp. 11.125% 2014[8]	14,025	8,205
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	8,375	6,951
WDAC Intermediate Corp. 8.375% 2014[1]	9,870	5,478
WDAC Intermediate Corp. 8.50% 2014	€1,750	1,299
Idearc Inc. 8.00% 2016	$24,375	6,764
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	6,031	5,986
D.R. Horton, Inc. 8.00% 2009	5,770	5,705
Federated Retail Holdings, Inc. 6.375% 2037	6,845	4,971
Viacom Inc. 5.75% 2011	4,500	4,374
TRW Automotive Inc. 7.00% 2014[1]	4,650	3,859
Royal Caribbean Cruises Ltd. 8.00% 2010	3,200	3,168
Goodyear Tire & Rubber Co. 6.678% 2009[2]	3,000	2,955
News America Inc. 6.75% 2038	2,990	2,919
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,675	2,287
Wyndham Worldwide Corp. 6.00% 2016	2,415	2,064
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.47% 2012[2,3,4]	1,750	1,584
KAC Acquisition Corp. 8.00% 2026[1,5,8]	219	219
		2,489,879

INDUSTRIALS — 10.04%
Nielsen Finance LLC, Term Loan B, 4.803% 2013[2,3,4]	9,701	8,606
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	92,625	88,457
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	113,700	74,474
Continental Airlines, Inc. 8.75% 2011	21,200	15,264
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[3]	5,000	4,800
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[3]	3,291	2,945
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	5,526	4,559
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	8,918	7,134
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	11,057	9,205
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	5,163	4,543
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	2,943	2,348
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	9,145	7,773
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	13,317	8,656
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	3,171	2,664
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,780	2,448
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	369	349
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	10,907	8,620
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.55% 2014[2,3,4]	10,366	9,588
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 7.47% 2014[2,3,4]	10,488	9,702
DAE Aviation Holdings, Inc. 11.25% 2015[1,8]	66,070	59,463
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,8,9]	1,136	—
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3,9]	17,433	20,135
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	4,082	4,122
United Air Lines, Inc., Term Loan B, 5.75% 2014[2,3,4]	45,624	28,544
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	1,887	1,776
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	1,590	1,575
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	8,966	6,231
AMR Corp., Series B, 10.45% 2011	1,850	1,216
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	17,375	14,248
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[3]	8,690	7,604
AMR Corp. 9.00% 2012	16,155	10,582
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,300	1,197
AMR Corp. 9.00% 2016	1,475	907
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	20,457	10,024
AMR Corp. 9.88% 2020[8]	1,275	797
AMR Corp. 9.80% 2021[8]	2,555	1,597
AMR Corp. 10.00% 2021[8]	9,000	5,625
Ashtead Group PLC 8.625% 2015[1]	17,750	15,354
Ashtead Capital, Inc. 9.00% 2016[1]	43,270	37,429
ARAMARK Corp., Term Loan B, 5.637% 2014[2,3,4]	15,587	13,666
ARAMARK Corp., Term Loan B, Letter of Credit, 5.637% 2014[2,3,4]	990	868
ARAMARK Corp. 6.301% 2015[2]	12,520	11,018
ARAMARK Corp. 8.50% 2015	28,745	27,164
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	29,367	28,780
DynCorp International and DIV Capital Corp. 9.50% 2013[1]	23,310	23,193
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	4,975	4,577
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	48,710	44,326
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	2,880	2,592
US Investigations Services, Inc., Term Loan B, 5.954% 2015[2,3,4]	10,648	9,210
US Investigations Services, Inc. 10.50% 2015[1]	34,825	31,168
US Investigations Services, Inc. 11.75% 2016[1,8]	12,875	10,300
DRS Technologies, Inc. 6.875% 2013	21,630	21,522
DRS Technologies, Inc. 6.625% 2016	5,400	5,481
DRS Technologies, Inc. 7.625% 2018	18,175	19,084
NTK Holdings Inc. 0%/10.75% 2014[3,6]	53,460	23,255
THL Buildco, Inc. 8.50% 2014	34,620	19,907
Allied Waste North America, Inc., Series B, 6.50% 2010	9,500	9,334
Allied Waste North America, Inc., Series B, 5.75% 2011	8,450	8,133
Allied Waste North America, Inc., Series B, 6.125% 2014	5,350	4,949
Allied Waste North America, Inc., Series B, 7.375% 2014	15,705	15,352
Allied Waste North America, Inc. 6.875% 2017	2,800	2,618
Navios Maritime Holdings Inc. 9.50% 2014	35,900	33,208
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[3]	1,120	1,089
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	17,018	15,401
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[3]	3,500	3,028
Delta Air Lines, Inc., Second Lien Term Loan B, 6.954% 2014[2,3,4]	11,850	8,422
CEVA Group PLC 10.00% 2014[1]	9,675	9,336
CEVA Group PLC, Bridge Loan, 7.736% 2015[2,3,4,8]	26,763	16,593
Northwest Airlines, Inc., Term Loan B, 7.27% 2013[2,3,4,8]	14,386	13,558
Northwest Airlines, Inc., Term Loan A, 5.52% 2018[2,3,4,8]	11,489	10,368
Atrium Companies, Inc., Term Loan B, 6.54% 2012[2,3,4]	24,079	17,698
ACIH, Inc. 11.50% 2012[1,9]	37,235	4,654
RBS Global, Inc. and Rexnord LLC 9.50% 2014	11,675	11,033
RBS Global, Inc. and Rexnord LLC 8.875% 2016	8,475	7,755
TFM, SA de CV 9.375% 2012	17,775	18,219
Accuride Corp. 8.50% 2015	26,755	17,123
B/E Aerospace 8.50% 2018	16,105	15,662
Kansas City Southern Railway Co. 7.50% 2009	10,067	10,117
Kansas City Southern Railway Co. 8.00% 2015	3,400	3,366
RSC Holdings III, LLC, Second Lien Term Loan B, 6.30% 2013[2,3,4]	16,541	13,037
United Rentals (North America), Inc., Series B, 6.50% 2012	10,675	8,967
United Rentals (North America), Inc. 7.75% 2013	3,625	2,764
TransDigm Inc. 7.75% 2014	11,960	11,302
Mobile Services Group, Inc. 9.75% 2014	10,000	9,350
H&E Equipment Services, Inc. 8.375% 2016	11,875	8,847
Esterline Technologies Corp. 6.625% 2017	8,250	7,879
Quebecor World Inc. 8.75% 2016[1,9]	17,615	7,134
Sequa Corp., Term Loan B, 6.96% 2014[2,3,4]	7,365	6,617
Alion Science and Technology Corp. 10.25% 2015	10,350	6,572
Esco Corp. 6.694% 2013[1,2]	950	879
Esco Corp. 8.625% 2013[1]	5,600	5,516
Hertz Corp. 8.875% 2014	3,175	2,754
Hertz Corp. 10.50% 2016	4,250	3,570
Park-Ohio Industries, Inc. 8.375% 2014	6,225	4,964
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	5,150	3,927
		1,157,767

TELECOMMUNICATION SERVICES — 8.38%
Qwest Capital Funding, Inc. 7.90% 2010	18,285	17,782
Qwest Capital Funding, Inc. 7.25% 2011	83,750	78,725
Qwest Communications International Inc. 7.25% 2011	43,725	41,648
Qwest Corp. 8.875% 2012	3,600	3,546
Qwest Capital Funding, Inc. 7.625% 2021	1,325	1,014
U S WEST Capital Funding, Inc. 6.875% 2028	3,300	2,310
Sprint Capital Corp. 6.375% 2009	2,980	2,921
Sprint Nextel Corp. 4.169% 2010[2]	5,120	4,771
Nextel Communications, Inc., Series E, 6.875% 2013	15,513	10,555
Nextel Communications, Inc., Series F, 5.95% 2014	71,690	48,083
Nextel Communications, Inc., Series D, 7.375% 2015	52,978	34,985
Sprint Nextel Corp. 6.00% 2016	25,250	19,472
Sprint Capital Corp. 6.90% 2019	15,655	12,154
Sprint Capital Corp. 8.75% 2032	13,245	10,353
Windstream Corp. 8.125% 2013	93,400	89,197
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	31,370	29,919
Windstream Corp. 8.625% 2016	12,300	11,408
Centennial Communications Corp. 8.541% 2013[2]	49,250	45,064
Centennial Communications Corp. 10.00% 2013	13,750	13,234
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	37,505	37,318
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	24,175	24,054
American Tower Corp. 7.125% 2012	56,985	56,415
American Tower Corp. 7.50% 2012	14,100	13,959
American Tower Corp. 7.00% 2017[1]	21,825	20,952
MetroPCS Wireless, Inc., Term Loan B, 5.063% 2013[2,3,4]	15,732	14,139
MetroPCS Wireless, Inc. 9.25% 2014	58,200	54,708
Cricket Communications, Inc. 9.375% 2014	49,230	46,030
Cricket Communications, Inc. 10.875% 2014	16,875	15,778
Orascom Telecom 7.875% 2014[1]	32,780	28,846
Digicel Group Ltd. 8.875% 2015[1]	29,100	24,517
Cincinnati Bell Inc. 7.25% 2013	24,800	22,444
NTELOS Inc., Term Loan B, 5.96% 2011[2,3,4]	20,751	19,701
Rogers Wireless Inc. 7.25% 2012	6,375	6,477
Rogers Wireless Inc. 7.50% 2015	12,025	12,239
Hawaiian Telcom Communications, Inc. 8.486% 2013[2]	19,715	3,844
Hawaiian Telcom Communications, Inc. 9.75% 2013	23,340	4,785
Hawaiian Telcom Communications, Inc., Term Loan C, 6.262% 2014[2,3,4]	8,877	6,239
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	8,725	1,265
Level 3 Financing, Inc. 9.25% 2014	19,150	14,554
ALLTEL Corp., Term Loan B3, 4.997% 2015[2,3,4]	12,177	11,925
Millicom International Cellular SA 10.00% 2013	10,050	10,000
Telecom Italia Capital SA 7.721% 2038	10,000	8,309
Trilogy International Partners LLC, Term Loan B, 7.262% 2012[2,3,4]	10,475	8,275
Nordic Telephone Co. Holding ApS 8.875% 2016[1]	7,900	7,229
Citizens Communications Co. 7.875% 2027	9,350	7,059
América Móvil, SAB de CV 8.46% 2036	MXN65,000	5,228
Intelsat, Ltd. 6.50% 2013	$4,475	2,886
		966,316

HEALTH CARE — 8.24%
Tenet Healthcare Corp. 6.375% 2011	9,820	9,108
Tenet Healthcare Corp. 7.375% 2013	16,435	15,038
Tenet Healthcare Corp. 9.875% 2014	149,910	146,912
Tenet Healthcare Corp. 9.25% 2015	51,220	48,659
Tenet Healthcare Corp. 6.875% 2031	200	137
HealthSouth Corp. 9.133% 2014[2]	57,805	56,360
HealthSouth Corp. 10.75% 2016[8]	86,990	90,035
VWR Funding, Inc. 10.25% 2015[2,5,8]	116,360	98,906
HCA Inc., Term Loan B, 6.012% 2013[2,3,4]	68,007	60,551
HCA Inc. 9.125% 2014	4,345	4,236
HCA Inc. 9.25% 2016	7,700	7,507
HCA Inc. 9.625% 2016[5]	9,715	9,254
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	5,375	4,891
Elan Finance PLC and Elan Finance Corp. 6.935% 2013[2]	16,120	13,299
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	65,255	55,140
PTS Acquisition Corp. 9.50% 2015[5,8]	71,750	53,812
Boston Scientific Corp. 5.45% 2014	4,885	4,592
Boston Scientific Corp. 6.40% 2016	4,190	4,001
Boston Scientific Corp. 5.125% 2017	3,685	3,141
Boston Scientific Corp. 7.00% 2035	41,985	37,577
Warner Chilcott Corp. 8.75% 2015	35,474	35,119
Mylan Inc., Term Loan B, 7.063% 2014[2,3,4,8]	35,298	32,474
Surgical Care Affiliates, Inc. 8.875% 2015[1,5,8]	23,275	19,551
Surgical Care Affiliates, Inc. 10.00% 2017[1,8]	17,585	12,837
Bausch & Lomb Inc. 9.875% 2015[1]	33,050	31,480
Team Finance LLC and Health Finance Corp. 11.25% 2013[8]	30,640	31,253
Viant Holdings Inc. 10.125% 2017[1]	34,310	27,963
CHS/Community Health Systems, Inc. 8.875% 2015	18,210	17,391
Symbion Inc. 11.00% 2015[1,2,5]	20,830	15,727
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015[8]	2,625	2,704
		949,655

FINANCIALS — 8.01%
Ford Motor Credit Co. 5.625% 2008	3,570	3,570
Ford Motor Credit Co. 4.904% 2009[1,2,8]	5,250	4,830
Ford Motor Credit Co. 7.375% 2009[8]	4,725	3,897
Ford Motor Credit Co. 8.625% 2010	3,805	2,699
Ford Motor Credit Co. 9.75% 2010[2,8]	31,000	22,908
Ford Motor Credit Co. 7.25% 2011	5,000	3,181
Ford Motor Credit Co. 7.375% 2011	10,025	6,665
Ford Motor Credit Co. 9.875% 2011	5,000	3,451
Ford Motor Credit Co. 5.538% 2012[2,8]	111,310	67,343
Ford Motor Credit Co. 7.80% 2012[8]	3,000	1,932
Ford Motor Credit Co. 8.00% 2016	9,515	6,024
Residential Capital Corp. 8.125% 2008	2,515	2,150
GMAC LLC 4.054% 2009[2]	1,300	941
General Motors Acceptance Corp. 5.625% 2009[8]	18,000	13,344
General Motors Acceptance Corp. 5.85% 2009	5,000	4,274
General Motors Acceptance Corp. 7.75% 2010	18,000	10,780
Residential Capital Corp. 8.375% 2010[2]	26,575	6,245
Residential Capital Corp. 8.50% 2010[1,8]	2,174	1,196
General Motors Acceptance Corp. 7.25% 2011	47,035	22,257
General Motors Acceptance Corp. 6.625% 2012	3,000	1,271
General Motors Acceptance Corp. 6.875% 2012	11,450	4,554
General Motors Acceptance Corp. 7.00% 2012	22,550	9,197
General Motors Acceptance Corp. 5.011% 2014[2,8]	15,000	5,550
General Motors Acceptance Corp. 6.75% 2014	4,120	1,583
Realogy Corp., Term Loan, Letter of Credit, 5.468% 2013[2,3,4]	4,904	3,716
Realogy Corp., Term Loan B, 5.487% 2013[2,3,4]	22,971	17,408
Realogy Corp. 10.50% 2014	110,055	48,974
Realogy Corp. 11.00% 2014[5]	23,225	9,000
Realogy Corp. 12.375% 2015	9,625	3,321
Countrywide Home Loans, Inc., Series M, 4.125% 2009	19,776	18,192
Countrywide Home Loans, Inc., Series K, 5.625% 2009	8,522	8,061
Countrywide Financial Corp., Series A, 4.50% 2010	4,986	4,508
Countrywide Financial Corp., Series B, 5.80% 2012	24,715	20,895
Countrywide Financial Corp. 6.25% 2016	5,875	4,188
MBNA Capital A, Series A, 8.278% 2026	7,500	6,740
Countrywide Financial Corp., Series A, 0% 2037[1,2]	15,000	14,775
Countrywide Financial Corp., Series A, 0% 2037[2]	28,500	28,072
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[2]	9,000	7,283
E*TRADE Financial Corp. 8.00% 2011	22,475	19,666
E*TRADE Financial Corp. 7.375% 2013	4,375	3,587
E*TRADE Financial Corp. 7.875% 2015	36,920	29,721
CIT Group Inc. 2.925% 2009[2]	7,980	6,825
CIT Group Inc. 4.125% 2009	19,548	16,980
CIT Group Inc. 4.25% 2010	21,925	14,455
CIT Group Inc. 5.40% 2012	541	311
CIT Group Inc. 7.625% 2012	16,615	10,548
CIT Group Inc. 7.75% 2012	578	405
CIT Group Inc. 5.40% 2013	80	45
CIT Group Inc. 5.65% 2017	3,385	1,654
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	8,260	4,999
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	59,740	43,085
Rouse Co. 3.625% 2009	12,415	11,111
Rouse Co. 7.20% 2012	12,145	8,684
Rouse Co. 5.375% 2013	22,130	13,610
Rouse Co. 6.75% 2013[1]	17,950	12,296
TuranAlem Finance BV 7.875% 2010	10,000	7,950
TuranAlem Finance BV 7.75% 2013[1]	8,500	5,170
TuranAlem Finance BV 8.50% 2015	4,000	2,500
TuranAlem Finance BV 8.50% 2015[1]	2,280	1,425
TuranAlem Finance BV 8.25% 2037[1]	17,970	10,108
Merrill Lynch & Co., Inc. 6.875% 2018	28,000	24,814
Citigroup Capital XXI 8.30% 2077[2]	28,675	21,412
Kazkommerts International BV 8.50% 2013[1]	3,500	2,275
Kazkommerts International BV 8.50% 2013	1,500	975
Kazkommerts International BV 7.875% 2014[1]	10,000	5,950
Kazkommerts International BV 8.00% 2015[1]	6,000	3,630
Kazkommerts International BV 8.00% 2015	3,000	1,815
Kazkommerts International BV, Series 4, 7.50% 2016	7,500	4,313
Host Marriott, LP, Series M, 7.00% 2012	11,100	9,962
Host Marriott, LP, Series K, 7.125% 2013	1,950	1,745
Host Hotels & Resorts, LP, Series S, 6.875% 2014	7,175	6,242
Lazard Group LLC 7.125% 2015	11,650	10,125
Lazard Group LLC 6.85% 2017	8,245	6,839
SLM Corp., Series A, 5.375% 2013	9,000	5,900
SLM Corp., Series A, 3.10% 2014[2]	7,000	3,998
SLM Corp., Series A, 8.45% 2018	10,000	6,810
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative preferred (undated)[1]	6,700	6,881
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[1,2]	9,360	8,947
HSBK (Europe) BV 7.75% 2013	7,660	5,304
HSBK (Europe) BV 7.75% 2013[1]	1,200	831
HSBK (Europe) BV 7.25% 2017[1]	13,765	8,610
iStar Financial, Inc. 6.00% 2010	7,862	4,700
iStar Financial, Inc., Series B, 5.125% 2011	2,788	1,423
iStar Financial, Inc. 6.50% 2013	5,156	2,658
iStar Financial, Inc. 8.625% 2013	5,000	2,602
iStar Financial, Inc., Series B, 5.70% 2014	444	218
MetLife Capital Trust X 9.25% 2068[1,2]	12,000	11,418
Capmark Financial Group Inc. 3.453% 2010[2]	9,000	6,394
Capmark Financial Group Inc. 5.875% 2012	7,700	3,841
Wells Fargo Capital XV 9.75% (undated)[2]	9,600	9,321
International Lease Finance Corp., Series R, 6.375% 2013	7,900	4,993
International Lease Finance Corp., Series R, 5.65% 2014	4,000	2,359
Sovereign Bancorp, Inc. 3.44% 2010[2]	10,475	7,338
LaBranche & Co Inc. 11.00% 2012	7,750	7,324
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	6,540
Northern Rock PLC 5.60% (undated)[1,2]	900	472
Northern Rock PLC 6.594% (undated)[1,2]	11,400	5,985
Catlin Insurance Ltd. 7.249% (undated)[1,2]	14,250	6,369
JPMorgan Chase & Co., Series I, 7.90% (undated)[2]	7,500	6,331
Lehman Brothers Holdings Inc., Series G, 3.95% 2009[9]	780	101
Lehman Brothers Holdings Inc., Series G, 4.25% 2010[9]	740	96
Lehman Brothers Holdings Inc., Series I, 3.005% 2011[2,9]	4,105	534
Lehman Brothers Holdings Inc., Series I, 5.25% 2012[9]	3,750	487
Lehman Brothers Holdings Inc. 6.625% 2012[9]	1,875	244
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[9]	5,000	650
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[9]	4,640	603
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[9]	360	47
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[9]	26,750	3,477
Zions Bancorporation 5.65% 2014	10,000	6,112
Hospitality Properties Trust 5.125% 2015	3,640	2,810
Hospitality Properties Trust 6.30% 2016	155	123
Hospitality Properties Trust 5.625% 2017	270	199
Hospitality Properties Trust 6.70% 2018	2,945	2,318
National City Preferred Capital Trust I 12.00% (undated)[2]	12,500	5,422
Agile Property Holdings Ltd. 9.00% 2013	8,050	5,213
Banco Mercantil del Norte, SA 6.135% 2016[1,8]	3,500	3,272
Banco Mercantil del Norte, SA 6.862% 2021[1,2]	2,000	1,774
AmeriCredit Corp. 8.50% 2015	5,668	4,761
Chevy Chase Bank, FSB 6.875% 2013	5,500	4,427
Morgan Stanley 10.09% 2017	BRL10,800	3,586
HBOS PLC 6.75% 2018[1]	$3,300	2,772
Barclays Bank PLC 7.70% (undated)[1,2]	3,000	2,474
UnumProvident Corp. 5.859% 2009	2,000	2,021
Schwab Capital Trust I 7.50% 2037[2]	2,000	1,655
		922,952

INFORMATION TECHNOLOGY — 7.27%
NXP BV and NXP Funding LLC 5.541% 2013[2]	42,850	28,442
NXP BV and NXP Funding LLC 7.713% 2013[2]	€15,900	13,756
NXP BV and NXP Funding LLC 7.875% 2014	$68,575	46,288
NXP BV and NXP Funding LLC 8.625% 2015	€64,225	44,272
NXP BV and NXP Funding LLC 9.50% 2015	$156,040	80,751
Freescale Semiconductor, Inc., Term Loan B, 4.236% 2013[2,3,4]	4,888	4,014
Freescale Semiconductor, Inc. 6.694% 2014[2]	3,000	2,025
Freescale Semiconductor, Inc. 8.875% 2014	32,425	22,535
Freescale Semiconductor, Inc. 9.125% 2014[5]	206,112	130,881
Freescale Semiconductor, Inc. 10.125% 2016	75,425	48,649
Sanmina-SCI Corp. 6.75% 2013	35,865	31,561
Sanmina-SCI Corp. 5.569% 2014[1,2]	17,000	14,875
Sanmina-SCI Corp. 8.125% 2016	57,375	49,056
First Data Corp., Term Loan B2, 5.948% 2014[2,3,4]	66,254	57,476
First Data Corp. 9.875% 2015[1]	34,685	27,271
Hughes Communications, Inc. 9.50% 2014	53,375	52,041
SunGard Data Systems Inc. 9.125% 2013	39,889	36,100
SunGard Data Systems Inc. 4.875% 2014	4,500	3,847
Sensata Technologies BV, Term Loan B, 4.543% 2013[2,3,4]	5,624	4,775
Sensata Technologies BV 8.00% 2014[2]	32,755	27,842
Ceridian Corp. 11.25% 2015[1]	32,925	27,245
Jabil Circuit, Inc. 5.875% 2010	4,250	4,101
Jabil Circuit, Inc. 8.25% 2018	22,415	21,070
Serena Software, Inc. 10.375% 2016	24,540	21,718
Celestica Inc. 7.875% 2011	10,525	10,262
Celestica Inc. 7.625% 2013	5,475	5,010
Nortel Networks Ltd. 7.041% 2011[2]	12,250	8,238
Nortel Networks Ltd. 10.125% 2013	3,665	2,355
Nortel Networks Ltd. 10.75% 2016	1,325	818
Xerox Corp. 7.125% 2010	3,650	3,735
Xerox Corp. 7.625% 2013	5,000	5,067
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	18,010	2,206
Exodus Communications, Inc. 11.625% 2010[8,9]	3,761	—
		838,282

UTILITIES — 5.01%
Edison Mission Energy 7.50% 2013	44,900	43,329
Edison Mission Energy 7.75% 2016	15,125	14,293
Midwest Generation, LLC, Series B, 8.56% 2016[3]	39,629	40,818
Edison Mission Energy 7.00% 2017	26,020	23,548
Edison Mission Energy 7.20% 2019	46,450	41,108
Homer City Funding LLC 8.734% 2026[3]	9,179	9,363
Edison Mission Energy 7.625% 2027	36,280	29,568
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.303% 2014[2,3,4]	15,880	13,418
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[1]	64,400	58,443
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[1]	60,035	54,482
Texas Competitive Electric Holdings Co. LLC 10.50% 2016[1,5]	12,000	10,230
Intergen Power 9.00% 2017[1]	71,775	72,134
AES Corp. 9.50% 2009	2,638	2,625
AES Corp. 9.375% 2010	5,508	5,536
AES Corp. 8.875% 2011	8,475	8,390
AES Corp. 8.75% 2013[1]	13,542	13,677
AES Gener SA 7.50% 2014	15,350	16,243
AES Corp. 7.75% 2015	2,000	1,825
AES Red Oak, LLC, Series A, 8.54% 2019[3]	7,300	7,300
AES Red Oak, LLC, Series B, 9.20% 2029[3]	5,000	4,900
NRG Energy, Inc. 7.25% 2014	22,925	21,320
NRG Energy, Inc. 7.375% 2016	33,700	30,414
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,000	4,290
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,022
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,690
Sierra Pacific Resources 8.625% 2014	12,000	12,350
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,351
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,600	1,514
Sierra Pacific Resources 6.75% 2017	2,000	1,838
ISA Capital do Brasil SA 7.875% 2012[1]	3,275	3,152
ISA Capital do Brasil SA 8.80% 2017[1]	11,800	11,358
Enersis SA 7.375% 2014	6,800	6,874
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	3,665	3,607
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[1]	2,000	1,814
		577,824

MATERIALS — 4.81%
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	33,010	27,728
Stone Container Corp. 8.375% 2012	12,840	10,850
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	24,405	19,890
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	18,885	14,825
Georgia Gulf Corp. 9.50% 2014	77,340	47,951
Nalco Co. 7.75% 2011	29,940	29,491
Nalco Co. 8.875% 2013	1,000	1,003
Nalco Co. 9.00% 2013	€1,000	1,336
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6,8]	$8,700	8,091
Building Materials Corp. of America 7.75% 2014	45,035	35,803
Algoma Steel Inc., Term Loan B, 5.69% 2013[2,3,4]	6,361	5,948
Algoma Steel Inc. 9.875% 2015[1]	31,750	28,773
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,000	2,973
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	16,290	16,025
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	12,345	12,178
Associated Materials Inc. 9.75% 2012	8,865	8,776
AMH Holdings, Inc. 0%/11.25% 2014[6]	34,345	22,324
International Paper Co. 7.95% 2018	30,490	30,010
AEP Industries Inc. 7.875% 2013	23,280	17,576
Metals USA Holdings Corp. 8.791% 2012[2,5]	18,795	15,130
Metals USA, Inc. 11.125% 2015	1,750	1,689
Rockwood Specialties Group, Inc. 7.50% 2014	5,765	5,506
Rockwood Specialties Group, Inc. 7.625% 2014	€8,700	11,138
Plastipak Holdings, Inc. 8.50% 2015[1,8]	$20,340	16,577
Abitibi-Consolidated Inc. 8.55% 2010	5,775	2,223
Abitibi-Consolidated Co. of Canada 15.50% 2010[1,8]	2,810	1,911
Abitibi-Consolidated Co. of Canada 6.319% 2011[2]	6,975	2,302
Abitibi-Consolidated Inc. 7.75% 2011	9,110	2,961
Abitibi-Consolidated Co. of Canada 6.00% 2013	3,000	810
Abitibi-Consolidated Co. of Canada 8.375% 2015	19,790	4,898
Georgia-Pacific Corp. 8.125% 2011	11,600	11,542
Georgia-Pacific Corp., First Lien Term Loan B, 4.567% 2012[2,3,4]	3,782	3,320
Graphic Packaging International, Inc. 8.50% 2011	11,890	11,355
Graphic Packaging International, Inc. 9.50% 2013	2,425	2,207
NewPage Corp., Series B, 10.00% 2012	7,250	6,525
NewPage Corp., Series A, 12.00% 2013	6,150	5,412
Domtar Corp. 5.375% 2013	5,075	4,314
Domtar Corp. 7.125% 2015	7,810	7,224
MacDermid 9.50% 2017[1]	13,150	11,112
Neenah Paper, Inc. 7.375% 2014	12,595	10,045
FMG Finance Pty Ltd. 10.625% 2016[1]	10,100	9,948
Ryerson Inc. 10.176% 2014[1,2]	2,100	1,722
Ryerson Inc. 12.00% 2015[1]	9,450	8,080
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014[8]	14,038	9,125
Vale Overseas Ltd. 6.25% 2017	3,700	3,476
Vale Overseas Ltd. 6.875% 2036	4,000	3,580
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	6,850	6,360
Allegheny Technologies, Inc. 8.375% 2011	5,000	5,318
Momentive Performance Materials Inc. 9.75% 2014	5,000	3,975
Airgas, Inc. 6.25% 2014	3,500	3,307
Airgas, Inc. 7.125% 2018[1]	650	632
Owens-Illinois, Inc. 7.50% 2010	2,000	1,990
Owens-Brockway Glass Container Inc. 8.25% 2013	1,400	1,400
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	462
Smurfit Capital Funding PLC 7.50% 2025	$4,250	3,549
Exopack Holding Corp. 11.25% 2014	3,650	3,084
Witco Corp. 6.875% 2026[8]	5,080	2,972
Norampac Inc. 6.75% 2013	3,500	2,642
Novelis Inc. 7.25% 2015[2]	2,750	2,406
Huntsman LLC 11.50% 2012	500	512
		554,292

ENERGY — 3.12%
Enterprise Products Operating LP 8.375% 2066[2]	28,360	26,325
Enterprise Products Operating LP 7.034% 2068[2]	96,310	77,771
Williams Companies, Inc. 4.791% 2010[1,2]	28,000	27,495
Williams Companies, Inc. 6.375% 2010[1]	6,000	5,883
Williams Companies, Inc. 8.125% 2012	9,800	9,909
Williams Companies, Inc. 7.875% 2021	1,650	1,653
Transcontinental Gas Pipe Line Corp. 7.25% 2026	6,650	6,407
Williams Companies, Inc. 8.75% 2032	20,830	21,412
Petroplus Finance Ltd. 6.75% 2014[1]	18,250	15,513
Petroplus Finance Ltd. 7.00% 2017[1]	38,825	32,419
Drummond Co., Inc. 7.375% 2016[1]	47,880	40,818
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	11,375	11,154
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	22,850	21,283
Gaz Capital SA 6.51% 2022[1]	10,000	7,225
Gaz Capital SA 7.288% 2037[1]	11,800	8,437
TEPPCO Partners LP 7.00% 2067[2]	16,665	14,032
Pemex Project Funding Master Trust 7.875% 2009	1,135	1,151
Pemex Project Funding Master Trust 5.75% 2018[1]	5,850	5,565
Pemex Project Funding Master Trust 6.625% 2035[1]	6,500	5,985
Forest Oil Corp. 7.25% 2019	13,750	11,825
Enbridge Energy Partners, LP 8.05% 2067[2]	7,220	6,132
TransCanada PipeLines Ltd. 6.35% 2067[2]	1,450	1,149
		359,543

CONSUMER STAPLES — 3.02%
Stater Bros. Holdings Inc. 8.125% 2012	42,605	41,966
Stater Bros. Holdings Inc. 7.75% 2015	28,425	26,720
Dole Food Co., Inc. 8.625% 2009	11,600	11,136
Dole Food Co., Inc. 7.25% 2010	18,845	16,678
Dole Food Co., Inc. 8.875% 2011	24,960	21,091
SUPERVALU INC., Term Loan B, 4.679% 2012[2,3,4]	9,248	8,431
SUPERVALU INC. 7.50% 2012	3,860	3,764
Albertson’s, Inc. 7.25% 2013	4,990	4,865
SUPERVALU INC. 7.50% 2014	1,000	975
Albertson’s, Inc. 8.00% 2031	32,750	30,515
Duane Reade Inc. 7.319% 2010[2]	15,170	13,881
Duane Reade Inc. 9.75% 2011	32,910	27,809
Constellation Brands, Inc. 8.375% 2014	6,775	6,741
Constellation Brands, Inc. 7.25% 2017	31,375	29,022
Elizabeth Arden, Inc. 7.75% 2014	24,012	21,971
Vitamin Shoppe Industries Inc. 10.304% 2012[2,8]	19,535	18,094
Yankee Candle Co., Inc., Series B, 8.50% 2015	23,350	17,046
JBS SA 10.50% 2016	13,930	10,761
Smithfield Foods, Inc., Series B, 8.00% 2009	3,000	2,925
Smithfield Foods, Inc., Series B, 7.75% 2013	1,800	1,521
Smithfield Foods, Inc. 7.75% 2017	7,850	6,201
Cott Beverages Inc. 8.00% 2011	14,500	10,222
Rite Aid Corp. 7.70% 2027	8,500	3,357
Rite Aid Corp. 6.875% 2028	12,977	4,737
Pilgrim’s Pride Corp. 7.625% 2015	5,800	3,625
Pilgrim’s Pride Corp. 8.375% 2017	4,800	2,280
American Achievement Group Holding 14.75% 2012[5]	2,393	2,252
		348,586

Total corporate bonds, notes & loans		9,165,096

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.49%
Brazilian Treasury Bill 6.00% 2010[8,10]	BRL87,765	43,629
Brazil (Federal Republic of) Global 10.50% 2014[8]	$3,000	3,637
Brazil (Federal Republic of) 10.00% 2017[8]	BRL13,000	5,495
Brazil (Federal Republic of) Global 8.00% 2018[3]	$6,820	7,332
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	6,964
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,575
Brazil (Federal Republic of) Global 11.00% 2040	12,485	15,684
Brazilian Treasury Bill 6.00% 2045[8,10]	BRL17,269	7,448
Turkey (Republic of) 15.00% 2010	TRY16,262	12,243
Turkey (Republic of) 14.00% 2011	30,550	21,803
Turkey (Republic of) 16.00% 2012	16,000	11,754
Turkey (Republic of) 6.75% 2018	$3,250	3,071
Colombia (Republic of) Global 11.75% 2010	COP3,295,000	1,532
Colombia (Republic of) Global 10.00% 2012	$1,500	1,673
Colombia (Republic of) Global 10.75% 2013	8,550	10,057
Colombia (Republic of) Global 8.25% 2014	4,000	4,360
Colombia (Republic of) Global 12.00% 2015	COP17,130,000	8,242
Colombia (Republic of) Global 11.75% 2020	$1,936	2,686
Colombia (Republic of) Global 9.85% 2027	COP12,085,000	5,115
Colombia (Republic of) Global 10.375% 2033	$823	1,123
Colombia (Republic of) Global 7.375% 2037	4,139	4,153
United Mexican States Government, Series M10, 10.50% 2011	MXN12,320	1,257
United Mexican States Government Global 6.375% 2013	$6,970	7,183
United Mexican States Government, Series MI10, 9.50% 2014	MXN100,000	9,605
United Mexican States Government 5.00% 2016[8,10]	60,164	5,970
United Mexican States Government, Series M20, 10.00% 2024	80,000	8,290
United Mexican States Government Global 6.75% 2034	$6,105	6,151
Indonesia (Republic of) 12.50% 2013	IDR77,730,000	8,129
Indonesia (Republic of) 6.875% 2017[1]	$1,000	920
Indonesia (Republic of) 6.875% 2018[1]	3,725	3,408
Indonesia (Republic of) 11.50% 2019	IDR25,000,000	2,385
Indonesia (Republic of) 11.00% 2020	69,275,000	6,349
Indonesia (Republic of) 12.80% 2021	25,440,000	2,616
Indonesia (Republic of) 12.90% 2022	54,492,000	5,625
Indonesia (Republic of) 11.00% 2025	40,562,000	3,601
Indonesia (Republic of) 10.25% 2027	725,000	60
Indonesia (Republic of) 6.625% 2037[1]	$2,500	1,997
Panama (Republic of) Global 7.125% 2026	585	603
Panama (Republic of) Global 8.875% 2027[8]	6,500	7,758
Panama (Republic of) Global 6.70% 2036[3]	28,009	26,609
Russian Federation 12.75% 2028	2,000	3,215
Russian Federation 7.50% 2030[3]	23,388	23,680
Egypt (Arab Republic of) 9.10% 2010	EGP50,497	9,059
Egypt (Arab Republic of) 9.10% 2010	3,130	557
Egypt (Arab Republic of) 11.50% 2011	9,380	1,723
Egypt (Arab Republic of) 9.10% 2012	18,225	3,093
Egypt (Arab Republic of) 11.625% 2014	49,265	9,008
Argentina (Republic of) 1.564% 2012[2,3,8]	$12,100	4,351
Argentina (Republic of) 5.83% 2033[3,5,8,10]	ARS 11,829	2,058
Argentina (Republic of) GDP-Linked 2035	201,406	5,433
Argentina (Republic of) GDP-Linked 2035	$35,979	2,914
Argentina (Republic of) 0.63% 2038[3,8,10]	ARS111,941	6,798
Malaysian Government 3.833% 2011	MYR44,500	12,884
Venezuela (Republic of) 10.75% 2013	$6,000	5,535
Venezuela (Republic of) Global 8.50% 2014[8]	1,250	1,025
Venezuela (Republic of) 7.65% 2025	8,455	5,158
Uruguay (Republic of) 4.25% 2027[3,8,10]	UYU139,476	6,071
Dominican Republic 9.50% 2011[3]	$3,376	3,325
Dominican Republic 9.50% 2011[1,3]	2,062	2,031
Corporación Andina de Fomento 5.75% 2017	3,000	2,776
Thai Government 4.125% 2009	THB73,490	2,180
		401,966

MORTGAGE-BACKED OBLIGATIONS[3] — 1.29%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,8]	$10,725	8,472
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,8]	38,760	29,931
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,8]	30,490	26,427
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,8]	12,250	10,667
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1]	1,450	1,372
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1]	5,950	5,647
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1]	11,615	10,064
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1]	12,950	11,891
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 2-A-1, 6.00% 2035	28,218	17,986
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 3.557% 2037[2]	8,033	4,532
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[1,8]	4,000	3,585
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1,8]	20,405	18,136
		148,710

U.S. TREASURY BONDS & NOTES — 0.21%
U.S. Treasury 6.00% 2026	21,000	24,932

ASSET-BACKED OBLIGATIONS[3] — 0.08%
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[1,8]	6,000	5,178
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 2.628% 2037[2]	5,123	3,951
		9,129

Total bonds, notes & other debt instruments (cost: $11,925,450,000)		9,749,833

Convertible securities — 0.50%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.25%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€20,645,000	28,608

INFORMATION TECHNOLOGY — 0.15%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$18,000,000	8,843
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$13,900,000	7,992
		16,835

FINANCIALS — 0.06%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[7,8]	150,000	6,458
Fannie Mae, Series 2004-1, 5.375% convertible preferred	177	619
		7,077

HEALTH CARE — 0.04%
Schering-Plough Corp., 6.00% convertible preferred 2010	29,900	5,173

Total convertible securities (cost: $72,079,000)		57,693

Preferred securities — 0.70%	Shares

FINANCIALS — 0.70%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	1,125,000	33,398
Citigroup Inc., Series E, 8.40%[2]	26,500,000	18,071
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	26,075,000	13,380
Bank of America Corp., Series K, 8.00% noncumulative[2]	5,000,000	3,965
RBS Capital Trust IV 4.562% noncumulative trust[2]	4,000,000	2,988
ILFC E-Capital Trust II 6.25%[1,2]	8,000,000	2,393
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable	55,994	2,164
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	2,770,000	1,992
Fannie Mae, Series S, 8.25% noncumulative	523,450	1,080
Fannie Mae, Series O, 7.00%[1,2]	174,640	475
Freddie Mac, Series Z, 8.375%	320,000	513
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1]	2,406,000	24

Total preferred securities (cost: $188,899,000)		80,443

		Value
Common stocks — 1.25%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.47%
AT&T Inc.	1,000,000	$27,920
American Tower Corp., Class A11	538,967	19,387
Sprint Nextel Corp., Series 1	777,508	4,743
Embarq Corp.	38,875	1,576
Cincinnati Bell Inc.[11]	70,740	219
XO Holdings, Inc.[11]	25,291	10
		53,855

INDUSTRIALS — 0.24%
Northwest Airlines Corp.[11]	1,407,835	12,713
DigitalGlobe Inc.[7,8,11]	3,064,647	10,726
Delta Air Lines, Inc.[11]	476,419	3,549
UAL Corp.[11]	22,911	202
		27,190

CONSUMER DISCRETIONARY — 0.18%
Ford Motor Co.[11]	1,877,140	9,761
Time Warner Cable Inc., Class A11	374,652	9,067
Adelphia Recovery Trust, Series Arahova[8,11]	1,773,964	798
Adelphia Recovery Trust, Series ACC-1[11]	16,413,965	328
Adelphia Recovery Trust, Series ACC-6B8,11	3,619,600	72
CBS Corp., Class B	31,612	461
Emmis Communications Corp., Class A11	201,000	195
Radio One, Inc., Class D, nonvoting[11]	44,000	33
Radio One, Inc., Class A11	22,000	31
Mobile Travel Guide, Inc.[7,8,11]	83,780	21
		20,767

UTILITIES — 0.14%
Drax Group PLC	1,230,700	16,463

INFORMATION TECHNOLOGY — 0.11%
Micron Technology, Inc.[1,11]	678,656	2,749
Micron Technology, Inc.[11]	424,160	1,718
Fairchild Semiconductor International, Inc.[11]	500,000	4,445
ZiLOG, Inc.[11,12]	1,140,500	3,661
HSW International, Inc.[7,8,11]	257,091	477
		13,050

HEALTH CARE — 0.08%
UnitedHealth Group Inc.	375,000	9,521
Clarent Hospital Corp.[8,11,12]	576,849	29
		9,550

CONSUMER STAPLES — 0.03%
Winn-Dixie Stores, Inc.[11]	194,677	2,706

Total common stocks (cost: $217,126,000)		143,581

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	50,587	1
XO Holdings, Inc., Series B, warrants, expire 2010[8,11]	37,939	1
XO Holdings, Inc., Series C, warrants, expire 2010[11]	37,939	1
GT Group Telecom Inc., warrants, expire 2010[1,8,11]	11,000	—

Total warrants (cost: $572,000)		3

	Principal amount	Value
Short-term securities — 11.13%	(000)	(000)

AT&T Inc. 2.15%–2.20% due 10/14–11/25/2008[1]	$146,700	$146,120
Hewlett-Packard Co. 2.16%–3.00% due 10/2–11/19/2008[1]	129,200	128,932
Procter & Gamble International Funding S.C.A. 2.08%–2.18% due 10/14–12/2/2008[1]	85,800	85,581
Freddie Mac 2.13%–2.40% due 11/18–12/30/2008	85,200	84,919
Illinois Tool Works Inc. 2.12%–2.15% due 10/1–11/21/2008	72,500	72,294
Fannie Mae 2.25%–2.90% due 12/8–12/24/2008	70,100	69,917
Merck & Co. Inc. 2.10%–2.20% due 10/24–10/31/2008	67,400	67,288
Pfizer Inc 2.09%–2.17% due 10/8–11/7/2008[1]	65,000	64,871
Medtronic Inc. 2.07%–2.08% due 10/22–11/20/2008[1]	64,900	64,741
NetJets Inc. 2.10% due 10/21/2008[1]	50,000	49,939
Federal Home Loan Bank 2.60%–3.10% due 12/12–12/15/2008	45,100	44,974
Bank of America Corp. 2.69% due 11/18/2008	25,200	25,088
Ranger Funding Co. LLC 3.50% due 11/6/2008[1]	18,000	17,935
Coca-Cola Co. 2.13%–2.15% due 10/17/2008–1/16/2009[1]	43,000	42,762
Johnson & Johnson 2.03%–2.05% due 11/13–11/20/2008[1]	42,100	41,918
Variable Funding Capital Corp. 2.49% due 10/8/2008[1]	30,900	30,883
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[1]	15,500	15,498
Park Avenue Receivables Co., LLC 2.62% due 10/20/2008[1]	13,000	12,981
IBM International Group Capital LLC 2.09% due 10/9/2008[1]	26,500	26,486
Honeywell International Inc. 2.07% due 10/16/2008[1]	25,600	25,569
Walt Disney Co. 2.00% due 10/9/2008	25,000	24,988
John Deere Credit Ltd. 2.12% due 10/10/2008	25,000	24,985
Harvard University 2.08% due 10/14/2008	25,000	24,974
CAFCO, LLC 2.62% due 10/24/2008[1]	25,000	24,956
Private Export Funding Corp. 2.20% due 12/8/2008[1]	25,000	24,832
United Parcel Service Inc. 2.04% due 10/2/2008[1]	20,000	19,998
Wells Fargo & Co. 2.57% due 10/15/2008	19,600	19,579

Total short-term securities (cost: $1,283,268,000)		1,283,008

Total investment securities (cost: $13,687,394,000)		11,314,561
Other assets less liabilities		213,684

Net assets		$11,528,245

1	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,588,026,000, which represented 22.45% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $686,496,000, which represented 5.95% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Gray Television Inc., Series D, 12.00%/15.00% (undated)	6/26/2008–7/15/2008	$61,275	$56,438	.49%
DigitalGlobe Inc.	4/14/1999–7/31/2003	2,500	10,726	.09
Citigroup Inc., Series J, 7.00%,
noncumulative convertible preferred depositary shares	1/15/2008	7,500	6,458	.06
HSW International, Inc.	12/17/2007	791	477	—
Mobil Travel Guide, Inc.	12/17/2007	21	21	—

Total restricted securities		$72,087	$74,120	.64%

[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $994,753,000, which represented 8.63% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Index-linked bond whose principal amount moves with a government retail price index.
[11]	Security did not produce income during the last 12 months.
[12]	Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbols

ARS = Argentine pesos	IDR = Indonesian rupiah
BRL = Brazilian reais	MXN = Mexican pesos
COP = Colombian pesos	MYR = Malaysian ringgits
EGP = Egyptian pounds	THB = Thai baht
€ = Euros	TRY = New Turkish liras
£ = British pounds	UYU = Uruguayan pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-921-1108O-S15843

Summary investment portfolio, September 30, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Portfolio by type of security (percent of net assets)

U.S. corporate bonds & notes	61.9
Corporate bonds & notes of issuers outside the U.S.	11.6
Corporate loans	6.0
Bonds & notes of governments & government agencies outside the U.S.	3.5
Other	1.6
Common stocks & warrants	1.2
Preferred securities	0.7
Convertible securities	0.5
Short-term securities & other assets less liabilities	13.0
[end pie chart]

Bonds, notes & other debt instruments - 84.57%	Principal amount (000)	Value (000)	Percent of net assets

Corporate bonds, notes & loans - 79.50%
Consumer discretionary - 21.60%
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.:
8.00% 2012 (1)	$50,950	$45,855
8.375%-10.875% 2014 (1)	55,200	51,308
Charter Communications Operating, LLC, Term Loans, 4.80%-8.77% 2014 (2) (3) (4)	71,427	61,194
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	62,980	56,997
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	78,275	52,053
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	43,890	38,404
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75%-13.50% 2011-2012	14,375	9,274	2.73
Univision Communications Inc.:
9.75% 2015 (1) (5)	160,720	75,538
7.85% 2011	44,456	34,898
Term Loans, 5.049%-6.50% 2009-2014 (2) (3) (4)	76,689	53,028	1.42
CanWest Media Inc., Series B, 8.00% 2012	91,198	76,606.66
Michaels Stores, Inc. 10.00% 2014	101,525	64,468.56
Allison Transmission Holdings, Inc. 11.25% 2015 (1) (5)	74,975	61,854.54
Gray Television Inc., Series D, 12.00%/15.00% (undated) (6) (7) (8)	64,500	56,438.49
Toys "R" Us, Inc. 7.625% 2011	62,330	52,357.45
Ford Motor Co.:
Term Loan B, 5.49% 2013 (2) (3) (4)	25,400	16,955
6.50%-9.50% 2011-2031 (8)	24,328	10,450
FCE Bank PLC 7.125% 2013 (8)	€11,550	11,049
Ford Capital BV 9.50% 2010 (8)	$4,000	2,740.36
Other securities		1,658,413	14.39
		2,489,879	21.60

Industrials - 10.04%
Nielsen Finance LLC and Nielsen Finance Co.:
10.00% 2014	92,625	88,457
0%/12.50% 2016 (7)	113,700	74,474
Nielsen Finance LLC, Term Loan B, 4.803% 2013 (2) (3) (4)	9,701	8,606	1.49
DAE Aviation Holdings, Inc. 11.25% 2015 (1) (8)	66,070	59,463.51
Other securities		926,767	8.04
		1,157,767	10.04

Telecommunication services - 8.38%
Qwest Capital Funding, Inc.:
7.25% 2011	83,750	78,725
7.625%-7.90% 2010-2021	19,610	18,796
Qwest Communications International Inc. 7.25% 2011	43,725	41,648
Qwest Corp. 8.875% 2012	3,600	3,546
U S WEST Capital Funding, Inc. 6.875% 2028	3,300	2,310	1.26
Nextel Communications, Inc.:
Series F, 5.95% 2014	71,690	48,083
6.875%-7.375% 2013-2015	68,491	45,540
Sprint Capital Corp. 6.375%-8.75% 2009-2032	31,880	25,428
Sprint Nextel Corp. 4.169%-6.00% 2010-2016 (2)	30,370	24,243	1.24
Windstream Corp.:
8.125% 2013	93,400	89,197
8.625% 2016	12,300	11,408
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	31,370	29,919	1.13
Centennial Communications Corp. 8.541%-10.00% 2013 (2)	63,000	58,298
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	37,505	37,318
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014 (2)	24,175	24,054	1.04
American Tower Corp. 7.125% 2012	56,985	56,415.49
MetroPCS Wireless, Inc. 9.25% 2014	58,200	54,708.47
Cricket Communications, Inc. 9.375% 2014	49,230	46,030.40
Other securities		270,650	2.35
		966,316	8.38

Health care - 8.24%
Tenet Healthcare Corp.:
9.875% 2014	149,910	146,912
9.25% 2015	51,220	48,659
6.375%-7.375% 2011-2031	26,455	24,283	1.91
HealthSouth Corp.:
9.133% 2014 (2)	57,805	56,360
10.75% 2016 (8)	86,990	90,035	1.27
VWR Funding, Inc. 10.25% 2015 (2) (5) (8)	116,360	98,906.86
HCA Inc., Term Loan B, 6.012% 2013 (2) (3) (4)	68,007	60,551.52
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	65,255	55,140.48
PTS Acquisition Corp. 9.50% 2015 (5) (8)	71,750	53,812.47
Other securities		314,997	2.73
		949,655	8.24

Financials - 8.01%
Ford Motor Credit Co.:
5.538% 2012 (2) (8)	111,310	67,343
4.904%-9.875% 2008-2016 (1) (2) (8)	80,890	59,157	1.10
Countrywide Financial Corp. 0%-6.25% 2010-2037 (1) (2)	79,076	72,438
Countrywide Home Loans, Inc. 4.125%-5.625% 2009	28,298	26,253
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated) (2)	9,000	7,283
MBNA Capital A, Series A, 8.278% 2026	7,500	6,740.98
Realogy Corp. 10.50% 2014	110,055	48,974.42
Other securities		634,764	5.51
		922,952	8.01

Information technology - 7.27%
NXP BV and NXP Funding LLC:
7.875% 2014	68,575	46,288
9.50% 2015	156,040	80,751
5.541% 2013 (2)	42,850	28,442
7.713%-8.625% 2013-2015 (2)	€80,125	58,028	1.85
Freescale Semiconductor, Inc.:
9.125% 2014 (5)	$206,112	130,881
10.125% 2016	75,425	48,649
Term Loan B, 4.236% 2013 (2) (3) (4)	4,888	4,014
6.694%-8.875% 2014 (2)	35,425	24,560	1.80
First Data Corp., Term Loan B2, 5.948% 2014 (2) (3) (4)	66,254	57,476.50
Hughes Communications, Inc. 9.50% 2014	53,375	52,041.45
Sanmina-SCI Corp. 8.125% 2016	57,375	49,056.43
Other securities		258,096	2.24
		838,282	7.27

Utilities - 5.01%
Edison Mission Energy 7.00%-7.75% 2013-2027	168,775	151,846
Midwest Generation, LLC, Series B, 8.56% 2016 (3)	39,629	40,818
Homer City Funding LLC 8.734% 2026 (3)	9,179	9,363	1.75
Texas Competitive Electric Holdings Co. LLC:
10.25% 2015 (1)	64,400	58,443
Series B, 10.25% 2015 (1)	60,035	54,482
Term Loan B2, 6.303% 2014 (2) (3) (4)	15,880	13,418
10.50% 2016 (1) (5)	12,000	10,230	1.18
Intergen Power 9.00% 2017 (1)	71,775	72,134.63
Other securities		167,090	1.45
		577,824	5.01

Materials - 4.81%
Georgia Gulf Corp. 9.50% 2014	77,340	47,951.42
Other securities		506,341	4.39
		554,292	4.81

Energy - 3.12%
Enterprise Products Operating LP 7.034% 2068 (2)	96,310	77,771.68
Other securities		281,772	2.44
		359,543	3.12

Consumer staples - 3.02%
Other securities		348,586	3.02

Total corporate bonds, notes & loans		9,165,096	79.50

Bonds & notes of governments & government agencies outside the U.S. - 3.49%
Other securities		401,966	3.49

Other - 1.58%
Other securities		182,771	1.58

Total bonds, notes & other debt instruments (cost: $11,925,450,000)		9,749,833	84.57

Convertible securities - 0.50%		Value (000)	Percent of net assets

Other - 0.50%
Other securities		57,693.50

Total convertible securities (cost: $72,079,000)		57,693.50

Preferred securities - 0.70%	Shares	Value (000)	Percent of net assets

Financials - 0.70%
Bank of America Corp., Series K, 8.00% noncumulative (2)	5,000,000	3,965.04
Other securities		76,478.66

Total preferred securities (cost: $188,899,000)		80,443.70

Common stocks - 1.25%	Shares	Value (000)	Percent of net assets

Other - 1.25%
AT&T Inc.	1,000,000	27,920.24
Ford Motor Co. (9)	1,877,140	9,761.09
Sprint Nextel Corp., Series 1	777,508	4,743.04
Other securities		101,157.88

Total common stocks (cost: $217,126,000)		143,581	1.25

Warrants - 0.00%		Value (000)	Percent of net assets

Telecommunication services - 0.00%
Other securities		3.00

Total warrants (cost: $572,000)		3.00

Short-term securities - 11.13%	Principal amount (000)	Value (000)	Percent of net assets

AT&T Inc. 2.15%-2.20% due 10/14-11/25/2008 (1)	$146,700	146,120	1.27
Hewlett-Packard Co. 2.16%-3.00% due 10/2-11/19/2008 (1)	129,200	128,932	1.12
Procter & Gamble International Funding S.C.A. 2.08%-2.18% due 10/14-12/2/2008 (1)	85,800	85,581.74
Freddie Mac 2.13%-2.40% due 11/18-12/30/2008	85,200	84,919.74
Illinois Tool Works Inc. 2.12%-2.15% due 10/1-11/21/2008	72,500	72,294.63
Fannie Mae 2.25%-2.90% due 12/8-12/24/2008	70,100	69,917.61
Merck & Co. Inc. 2.10%-2.20% due 10/24-10/31/2008	67,400	67,288.58
Pfizer Inc 2.09%-2.17% due 10/8-11/7/2008 (1)	65,000	64,871.56
Medtronic Inc. 2.07%-2.08% due 10/22-11/20/2008 (1)	64,900	64,741.56
NetJets Inc. 2.10% due 10/21/2008 (1)	50,000	49,939.43
Bank of America Corp. 2.69% due 11/18/2008	25,200	25,088
Ranger Funding Co. LLC 3.50% due 11/6/2008 (1)	18,000	17,935.37
Other securities		405,383	3.52

Total short-term securities (cost: $1,283,268,000)		1,283,008	11.13

Total investment securities (cost: $13,687,394,000)		11,314,561	98.15
Other assets less liabilities		213,684	1.85

Net assets		$11,528,245	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The value of the fund's holdings in affiliated companies is included in "Other securities"
under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended September 30, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 9/30/08 (000)
ZiLOG, Inc. (9)	1,140,500	-	-	1,140,500	$-	$3,661
Clarent Hospital Corp. (8) (9)	576,849	-	-	576,849	-	29
SunCom Wireless Holdings, Inc., Class A (10)	7,554,434	-	7,554,434	-	-	-
Triton PCS, Inc. 8.50% 2013 (10)	$113,840,000	-	$113,840,000	-	6,925	-
					$6,925	$3,690

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $2,588,026,000, which represented 22.45% of the net assets of the fund.

(2) Coupon rate may change periodically.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $686,496,000, which represented 5.95% of the net assets of the fund.

(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired on 6/26/2008-7/15/2008 at a cost of $61,275,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $74,120,000, which represented .64% of the net assets of the fund.

(7) Step bond; coupon rate will increase at a later date.
(8) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $994,753,000, which represented 8.63% of the net assets of the fund.

(9) Security did not produce income during the last 12 months.
(10) Unaffiliated issuer at 9/30/2008.

Key to symbol

€ = Euros

The industry classifications shown in the summary investment portfolio were obtained from sources believed to be reliable and are not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2008	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $13,667,112)	$11,310,871
Affiliated issuers (cost: $20,282)	3,690	$11,314,561
Cash		2,199
Unrealized gain on forward currency contracts		820
Receivables for:
Sales of investments	56,729
Sales of fund's shares	19,797
Dividends and interest	263,343	339,869
		11,657,449
Liabilities:
Unrealized loss on forward currency contracts		160
Payables for:
Purchases of investments	56,825
Repurchases of fund's shares	53,099
Dividends on fund's shares	10,567
Investment advisory services	3,140
Services provided by affiliates	5,175
Trustees' deferred compensation	138
Other	100	129,044
Net assets at September 30, 2008		$11,528,245

Net assets consist of:
Capital paid in on shares of beneficial interest		$14,098,671
Undistributed net investment income		42,869
Accumulated net realized loss		(239,879)
Net unrealized depreciation		(2,373,416)
Net assets at September 30, 2008		$11,528,245

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (1,151,687 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$8,073,976	806,601	$10.01
Class B	557,145	55,659	10.01
Class C	889,879	88,900	10.01
Class F-1	1,203,859	120,267	10.01
Class F-2	13,572	1,356	10.01
Class 529-A	120,053	11,993	10.01
Class 529-B	18,320	1,830	10.01
Class 529-C	49,357	4,931	10.01
Class 529-E	6,746	674	10.01
Class 529-F-1	5,582	558	10.01
Class R-1	11,892	1,188	10.01
Class R-2	127,613	12,749	10.01
Class R-3	185,491	18,531	10.01
Class R-4	125,166	12,504	10.01
Class R-5	139,594	13,946	10.01
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $10.40 each.

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2008	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $553; also includes $6,925 from affiliates)	$1,109,881
Dividends	12,792	$1,122,673

Fees and expenses*:
Investment advisory services	42,247
Distribution services	44,224
Transfer agent services	10,831
Administrative services	5,442
Reports to shareholders	551
Registration statement and prospectus	595
Postage, stationery and supplies	1,144
Trustees' compensation	82
Auditing and legal	140
Custodian	373
State and local taxes	133
Other	88
Total fees and expenses before reimbursements/waivers	105,850
Less reimbursements/waivers of fees and expenses:
Investment advisory services	4,225
Administrative services	262
Total fees and expenses after reimbursements/waivers		101,363
Net investment income		1,021,310

Net realized loss and unrealized depreciation on investments and currency:
Net realized loss on:
Investments (including $84,482 net gain from affiliates)	(209,017)
Currency transactions	(1,946)	(210,963)
Net unrealized (depreciation) appreciation on:
Investments	(2,410,779)
Currency translations	618	(2,410,161)
Net realized loss and unrealized depreciation on investments and currency		(2,621,124)
Net decrease in net assets resulting from operations		$(1,599,814)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended September 30
	2008	2007
Operations:
Net investment income	$1,021,310	$925,790
Net realized (loss) gain on investments and currency transactions	(210,963)	154,033
Net unrealized depreciation on investments and currency translations	(2,410,161)	(173,969)
Net (decrease) increase in net assets resulting from operations	(1,599,814)	905,854

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(1,018,627)	(914,620)
Distributions from net realized gain on investments	(25,932)	-
Total dividends and distributions paid or accrued to shareholders	(1,044,559)	(914,620)

Net capital share transactions	887,582	1,967,445

Total (decrease) increase in net assets	(1,756,791)	1,958,679

Net assets:
Beginning of year	13,285,036	11,326,357
End of year (including undistributed net investment income: $42,869 and $37,476, respectively)	$11,528,245	$13,285,036

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payments of dividends. These risks may be heightened in connection with investments in developing countries.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. As of September 30, 2008, there was no liability for non-U.S. taxes based on realized or unrealized gains. For the year ended September 30, 2008, non-U.S. taxes paid on realized gains were $124,000.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended September 30, 2008, the fund reclassified $2,826,000 from accumulated net realized loss to undistributed net investment income and $116,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of September 30, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$73,349
Post-October capital loss deferrals (realized during the period November 1, 2007, through September 30, 2008)*	(227,578)
Gross unrealized appreciation on investment securities	88,378
Gross unrealized depreciation on investment securities	(2,485,515)
Net unrealized depreciation on investment securities	(2,397,137)
Cost of investment securities	13,711,698
*These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Year ended September 30, 2008			Year ended September 30, 2007
	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Share class
Class A	$730,206	$18,402	$748,608	$673,938	$-	$673,938
Class B	49,409	1,431	50,840	51,158	-	51,158
Class C	72,541	2,038	74,579	64,794	-	64,794
Class F-1	102,194	2,457	104,651	75,998	-	75,998
Class F-2*	89	-	89	-	-	-
Class 529-A	10,246	252	10,498	8,047	-	8,047
Class 529-B	1,467	41	1,508	1,272	-	1,272
Class 529-C	3,831	106	3,937	3,073	-	3,073
Class 529-E	559	14	573	432	-	432
Class 529-F-1	475	11	486	355	-	355
Class R-1	919	25	944	680	-	680
Class R-2	10,006	274	10,280	8,052	-	8,052
Class R-3	15,162	381	15,543	11,472	-	11,472
Class R-4	10,337	246	10,583	7,040	-	7,040
Class R-5	11,186	254	11,440	8,309	-	8,309
Total	$1,018,627	$25,932	$1,044,559	$914,620	$-	$914,620

*Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees were based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The board of trustees approved an amended agreement effective November 1, 2007, decreasing the annual rate on net assets in excess of $15 billion from a rate of 0.14% to a rate of 0.135%. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.50% on such income in excess of $50 million. CRMC is currently waiving 10% of investment advisory services fees. During the year ended September 30, 2008, total investment advisory services fees waived by CRMC were $4,225,000. As a result, the fee shown on the accompanying financial statements of $42,247,000, which was equivalent to an annualized rate of 0.331%, was reduced to $38,022,000, or 0.298% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of September 30, 2008, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended September 30, 2008, the total administrative services fees paid by CRMC were $262,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended September 30, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$20,976	$10,059	Not applicable	Not applicable	Not applicable
Class B	6,720	772	Not applicable	Not applicable	Not applicable
Class C	9,930	Included in administrative services	$1,379	$207	Not applicable
Class F-1	3,147		1,530	247	Not applicable
Class F-2*	Not applicable		2	-†	Not applicable
Class 529-A	233		108	21	$127
Class 529-B	202		18	7	20
Class 529-C	528		45	16	53
Class 529-E	36		6	1	7
Class 529-F-1	-		5	1	6
Class R-1	126		9	17	Not applicable
Class R-2	1,026		200	625	Not applicable
Class R-3	979		270	168	Not applicable
Class R-4	321		180	31	Not applicable
Class R-5	Not applicable		125	11	Not applicable
Total	$44,224	$10,831	$3,877	$1,352	$213
*Class F-2 was offered beginning August 1, 2008.
†Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $82,000, shown on the accompanying financial statements, includes $99,000 in current fees (either paid in cash or deferred) and a net decrease of $17,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2008
Class A	$1,832,026	159,405	$607,542	53,246	$(2,022,226)	(176,467)	$417,342	36,184
Class B	58,432	5,104	37,258	3,262	(158,870)	(13,890)	(63,180)	(5,524)
Class C	246,125	21,376	55,146	4,833	(250,750)	(21,944)	50,521	4,265
Class F-1	734,169	63,613	80,516	7,080	(507,861)	(44,805)	306,824	25,888
Class F-2†	15,292	1,418	62	6	(708)	(68)	14,646	1,356
Class 529-A	28,484	2,472	10,354	909	(16,441)	(1,438)	22,397	1,943
Class 529-B	2,433	211	1,488	130	(2,201)	(193)	1,720	148
Class 529-C	13,564	1,179	3,879	340	(9,536)	(836)	7,907	683
Class 529-E	1,899	165	565	50	(1,241)	(110)	1,223	105
Class 529-F-1	1,651	143	479	42	(944)	(81)	1,186	104
Class R-1	5,262	459	908	80	(4,723)	(410)	1,447	129
Class R-2	52,030	4,528	10,105	886	(44,002)	(3,829)	18,133	1,585
Class R-3	103,670	8,970	15,333	1,345	(78,446)	(6,830)	40,557	3,485
Class R-4	71,390	6,189	10,447	917	(47,098)	(4,125)	34,739	2,981
Class R-5	91,071	7,933	10,522	925	(69,473)	(6,009)	32,120	2,849
Total net increase
(decrease)	$3,257,498	283,165	$844,604	74,051	$(3,214,520)	(281,035)	$887,582	76,181

Year ended September 30, 2007
Class A	$2,599,636	206,346	$536,365	42,801	$(1,902,067)	(152,186)	$1,233,934	96,961
Class B	100,652	7,985	35,448	2,827	(142,227)	(11,372)	(6,127)	(560)
Class C	335,555	26,621	45,464	3,628	(204,959)	(16,409)	176,060	13,840
Class F-1	567,759	45,127	55,726	4,448	(299,941)	(23,998)	323,544	25,577
Class 529-A	38,433	3,050	8,058	643	(14,230)	(1,139)	32,261	2,554
Class 529-B	3,620	287	1,275	102	(1,775)	(142)	3,120	247
Class 529-C	17,218	1,366	3,076	245	(7,875)	(630)	12,419	981
Class 529-E	2,154	172	432	35	(851)	(68)	1,735	139
Class 529-F-1	2,248	179	354	28	(1,015)	(81)	1,587	126
Class R-1	6,443	513	673	54	(2,333)	(185)	4,783	382
Class R-2	64,051	5,089	8,017	640	(39,894)	(3,180)	32,174	2,549
Class R-3	97,675	7,775	11,452	914	(56,548)	(4,518)	52,579	4,171
Class R-4	72,689	5,787	7,051	563	(34,470)	(2,750)	45,270	3,600
Class R-5	79,624	6,325	7,422	593	(32,940)	(2,638)	54,106	4,280
Total net increase
(decrease)	$3,987,757	316,622	$720,813	57,521	$(2,741,125)	(219,296)	$1,967,445	154,847

*Includes exchanges between share classes of the fund.
†Class F-2 was offered beginning August 1, 2008.

6. Forward currency contracts

As of September 30, 2008, the fund had open forward currency contracts to sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at September 30, 2008
	Receive	Deliver	Amount	Unrealized appreciation
Sales:

Euros expiring 10/10 to 12/16/2008	$47,965	€33,521	$47,305	$660

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,057,688,000 and $4,079,624,000, respectively, during the year ended September 30, 2008.

Financial highlights (1)

		(Loss) income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers	Ratio of expenses to average net assets after reimbursements /waivers (4)	Ratio of net income to average net assets (4)
Class A:
Year ended 9/30/2008	$12.35	$.93	$(2.32)	$(1.39)	$(.93)	$(.02)	$(.95)	$10.01	(11.87)%	$8,074.70%		.67%	8.14%
Year ended 9/30/2007	12.30	.93	.04	.97	(.92)	-	(.92)	12.35	7.99	9,516.69		.66	7.35
Year ended 9/30/2006	12.27	.92	.05	.97	(.94)	-	(.94)	12.30	8.26	8,285.69		.65	7.52
Year ended 9/30/2005	12.26	.89	.01	.90	(.89)	-	(.89)	12.27	7.54	7,448.68		.65	7.17
Year ended 9/30/2004	11.88	.87	.35	1.22	(.84)	-	(.84)	12.26	10.57	6,920.67		.67	7.19
Class B:
Year ended 9/30/2008	12.35	.85	(2.32)	(1.47)	(.85)	(.02)	(.87)	10.01	(12.55)	557	1.47	1.44	7.37
Year ended 9/30/2007	12.30	.83	.04	.87	(.82)	-	(.82)	12.35	7.19	756	1.44	1.41	6.62
Year ended 9/30/2006	12.27	.83	.05	.88	(.85)	-	(.85)	12.30	7.44	760	1.46	1.42	6.76
Year ended 9/30/2005	12.26	.80	.01	.81	(.80)	-	(.80)	12.27	6.72	771	1.45	1.43	6.39
Year ended 9/30/2004	11.88	.78	.35	1.13	(.75)	-	(.75)	12.26	9.71	794	1.46	1.46	6.40
Class C:
Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.59)	890	1.52	1.48	7.32
Year ended 9/30/2007	12.30	.83	.04	.87	(.82)	-	(.82)	12.35	7.14	1,045	1.48	1.45	6.55
Year ended 9/30/2006	12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.39	871	1.50	1.46	6.71
Year ended 9/30/2005	12.26	.79	.01	.80	(.79)	-	(.79)	12.27	6.65	804	1.51	1.49	6.32
Year ended 9/30/2004	11.88	.77	.35	1.12	(.74)	-	(.74)	12.26	9.62	812	1.54	1.54	6.31
Class F-1:
Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.90)	1,204.74		.70	8.09
Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.98	1,166.70		.67	7.32
Year ended 9/30/2006	12.27	.92	.05	.97	(.94)	-	(.94)	12.30	8.23	846.71		.68	7.47
Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.45	637.76		.74	7.07
Year ended 9/30/2004	11.88	.86	.35	1.21	(.83)	-	(.83)	12.26	10.44	578.79		.78	7.05
Class F-2:
Period from 8/4/2008 to 9/30/2008	11.01	.14	(1.00)	(.86)	(.14)	-	(.14)	10.01	(7.84)	13.08		.07	1.34
Class 529-A:
Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.91)	120.74		.71	8.11
Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.92	124.76		.72	7.30
Year ended 9/30/2006	12.27	.91	.05	.96	(.93)	-	(.93)	12.30	8.21	92.74		.70	7.47
Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.44	66.77		.75	7.09
Year ended 9/30/2004	11.88	.86	.35	1.21	(.83)	-	(.83)	12.26	10.48	48.76		.76	7.12
Class 529-B:
Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.64)	18	1.58	1.55	7.26
Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.06	21	1.56	1.53	6.50
Year ended 9/30/2006	12.27	.81	.05	.86	(.83)	-	(.83)	12.30	7.30	18	1.58	1.55	6.63
Year ended 9/30/2005	12.26	.77	.01	.78	(.77)	-	(.77)	12.27	6.52	15	1.64	1.61	6.22
Year ended 9/30/2004	11.88	.75	.35	1.10	(.72)	-	(.72)	12.26	9.47	12	1.67	1.67	6.20
Class 529-C:
Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.64)	49	1.57	1.54	7.27
Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.07	52	1.55	1.52	6.50
Year ended 9/30/2006	12.27	.81	.05	.86	(.83)	-	(.83)	12.30	7.31	40	1.57	1.54	6.64
Year ended 9/30/2005	12.26	.77	.01	.78	(.77)	-	(.77)	12.27	6.53	32	1.63	1.60	6.23
Year ended 9/30/2004	11.88	.75	.35	1.10	(.72)	-	(.72)	12.26	9.49	25	1.66	1.66	6.21
Class 529-E:
Year ended 9/30/2008	12.35	.90	(2.32)	(1.42)	(.90)	(.02)	(.92)	10.01	(12.18)	7	1.06	1.02	7.79
Year ended 9/30/2007	12.30	.88	.04	.92	(.87)	-	(.87)	12.35	7.62	7	1.04	1.01	7.01
Year ended 9/30/2006	12.27	.88	.05	.93	(.90)	-	(.90)	12.30	7.88	5	1.05	1.01	7.17
Year ended 9/30/2005	12.26	.84	.01	.85	(.84)	-	(.84)	12.27	7.09	4	1.10	1.07	6.77
Year ended 9/30/2004	11.88	.82	.35	1.17	(.79)	-	(.79)	12.26	10.06	3	1.13	1.13	6.75

Class 529-F-1:
Year ended 9/30/2008	$12.35	$.95	$(2.32)	$(1.37)	$(.95)	$(.02)	$(.97)	$10.01	(11.74)%	$6.56%		.52%	8.29%
Year ended 9/30/2007	12.30	.94	.04	.98	(.93)	-	(.93)	12.35	8.15	6.54		.51	7.51
Year ended 9/30/2006	12.27	.94	.05	.99	(.96)	-	(.96)	12.30	8.41	4.55		.52	7.66
Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.45	3.75		.72	7.13
Year ended 9/30/2004	11.88	.85	.35	1.20	(.82)	-	(.82)	12.26	10.34	2.88		.88	6.99
Class R-1:
Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.62)	12	1.55	1.52	7.29
Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.08	13	1.57	1.52	6.50
Year ended 9/30/2006	12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.35	8	1.59	1.50	6.68
Year ended 9/30/2005	12.26	.78	.01	.79	(.78)	-	(.78)	12.27	6.61	6	1.61	1.52	6.35
Year ended 9/30/2004	11.88	.76	.35	1.11	(.73)	-	(.73)	12.26	9.59	3	1.68	1.56	6.32
Class R-2:
Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.58)	128	1.70	1.48	7.34
Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.13	138	1.69	1.47	6.56
Year ended 9/30/2006	12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.37	106	1.90	1.48	6.70
Year ended 9/30/2005	12.26	.79	.01	.80	(.79)	-	(.79)	12.27	6.64	74	1.94	1.49	6.36
Year ended 9/30/2004	11.88	.77	.35	1.12	(.74)	-	(.74)	12.26	9.63	44	2.10	1.53	6.36
Class R-3:
Year ended 9/30/2008	12.35	.89	(2.32)	(1.43)	(.89)	(.02)	(.91)	10.01	(12.20)	185	1.07	1.04	7.77
Year ended 9/30/2007	12.30	.88	.04	.92	(.87)	-	(.87)	12.35	7.58	186	1.07	1.04	6.98
Year ended 9/30/2006	12.27	.87	.05	.92	(.89)	-	(.89)	12.30	7.84	134	1.08	1.05	7.13
Year ended 9/30/2005	12.26	.84	.01	.85	(.84)	-	(.84)	12.27	7.06	97	1.13	1.10	6.74
Year ended 9/30/2004	11.88	.82	.35	1.17	(.79)	-	(.79)	12.26	10.05	58	1.15	1.14	6.76
Class R-4:
Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.93)	125.77		.73	8.08
Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.93	118.75		.72	7.30
Year ended 9/30/2006	12.27	.91	.05	.96	(.93)	-	(.93)	12.30	8.19	73.75		.72	7.46
Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.46	42.75		.72	7.14
Year ended 9/30/2004	11.88	.86	.35	1.21	(.83)	-	(.83)	12.26	10.45	24.79		.78	7.11
Class R-5:
Year ended 9/30/2008	12.35	.96	(2.32)	(1.36)	(.96)	(.02)	(.98)	10.01	(11.65)	140.45		.42	8.40
Year ended 9/30/2007	12.30	.96	.04	1.00	(.95)	-	(.95)	12.35	8.26	137.44		.41	7.61
Year ended 9/30/2006	12.27	.95	.05	1.00	(.97)	-	(.97)	12.30	8.51	84.46		.42	7.75
Year ended 9/30/2005	12.26	.92	.01	.93	(.92)	-	(.92)	12.27	7.78	63.46		.43	7.37
Year ended 9/30/2004	11.88	.90	.35	1.25	(.87)	-	(.87)	12.26	10.80	74.47		.47	7.39

	Year ended September 30
	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	35%	42%	41%	39%	39%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American High-Income Trust:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of American High-Income Trust (the “Fund”), as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American High-Income Trust as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
November 10, 2008

Tax information
                                                                                    unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2008:

Long-term capital gains	$25,932,000
Qualified dividend income	15,699,000
Corporate dividends received deduction	7,974,000
U.S. government income that may be exempt from state taxation	4,323,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

....


[logo - American Funds (R)]                      The right choice for the long term/(R)/

American
High-Income Trust/SM/

RETIREMENT PLAN
PROSPECTUS

December 1, 2008

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
10    Management and organization
14    Purchase, exchange and sale of shares
18    Sales charges
20    Sales charge reductions
21    Rollovers from retirement plans to IRAs
22    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities, including corporate loans, that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than exist in funds investing in higher quality debt securities.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                        American High-Income Trust / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998           1.63%
1999           7.55
2000          -3.25
2001           7.44
2002          -3.58
2003          28.87
2004           9.75
2005           3.63
2006          12.19
2007           1.53
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            10.04%  (quarter ended December 31, 2002)
LOWEST             -9.06%  (quarter ended June 30, 2002)

The fund's total return for the nine months ended September 30, 2008, was
-10.44%.

                                       2

American High-Income Trust / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88    -2.27%   9.96%    5.82%        8.68%

                                  1 YEAR  5 YEARS   LIFETIME/1/

 CLASS R-1 -- FIRST SOLD 7/11/02  0.65%    9.84%      10.49%
----------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 6/18/02  0.71     9.88        9.07
----------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/21/02  1.15    10.32        9.81
----------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 7/19/02  1.46    10.70       11.39
----------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  1.78    11.04        9.27

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Credit Suisse High Yield Index/3/     2.65%   10.97%    6.10%        8.78%
 Lipper High Current Yield Bond Funds  2.13    10.07     3.96         7.11
 Index/4/
 Citigroup Broad Investment-Grade      7.22     4.55     6.03         7.41
(BIG) Bond Index/5/
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at September 30, 2008: 10.23%/6/
 (For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1   Lifetime results for each share class are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3   Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4   Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

5   Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
    Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
6   Reflects a fee waiver (10.19% without the waiver) as described in the Annual
    Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                        American High-Income Trust / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.33%   0.33%  0.33%  0.33%  0.33%   0.33%
-------------------------------------------------------------------------------
 Distribution and/or service        0.23    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses/1/                  0.14    0.22   0.62   0.24   0.19    0.12
-------------------------------------------------------------------------------
 Total annual fund operating        0.70    1.55   1.70   1.07   0.77    0.45
 expenses/1/
-------------------------------------------------------------------------------

 1   The fund's investment adviser is currently waiving 10% of its management fee.
    The waiver may be discontinued at any time, in consultation with the fund's board. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waivers or reimbursement. Information regarding the effect of any waivers/reimbursements on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2   Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
    .75% and .50%, respectively, of the class's average net assets annually.

                                       4

American High-Income Trust / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

1   Payment amount depends on the date upon which services commenced.
2   Payment with respect to Recordkeeper Direct/(R)/ program.
3   Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $444    $590     $750      $1,213
--------------------------------------------------------------------
 Class R-1                        158     490      845       1,845
--------------------------------------------------------------------
 Class R-2                        173     536      923       2,009
--------------------------------------------------------------------
 Class R-3                        109     340      590       1,306
--------------------------------------------------------------------
 Class R-4                         79     246      428         954
--------------------------------------------------------------------
 Class R-5                         46     144      252         567
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                        American High-Income Trust / Prospectus

Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations of issuers domiciled inside and outside of the U.S. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
See the appendix in this prospectus for credit rating descriptions.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the
United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payments of dividends. These risks may be heightened in connection with investments in developing countries. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                       6

American High-Income Trust / Prospectus


The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                        American High-Income Trust / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88    1.53%   10.80%    6.22%        8.89%

                                  1 YEAR  5 YEARS   LIFETIME/1/
----------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 7/11/02  0.65%    9.84%      10.49%
 CLASS R-2 -- FIRST SOLD 6/18/02  0.71     9.88        9.07
 CLASS R-3 -- FIRST SOLD 6/21/02  1.15    10.32        9.81
 CLASS R-4 -- FIRST SOLD 7/19/02  1.46    10.70       11.39
 CLASS R-5 -- FIRST SOLD 5/15/02  1.78    11.04        9.27

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Credit Suisse High Yield           2.65%    10.97%     6.10%        8.78%
 Index/3/
 Lipper High Current Yield Bond     2.13     10.07      3.96         7.11
 Funds Index/4/
 Citigroup Broad Investment-Grade   7.22      4.55      6.03         7.41
 (BIG) Bond Index/5/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2007: 7.78%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1   Lifetime results for each share class are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3   Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4   Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

5   Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
    Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
6   The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       8

American High-Income Trust / Prospectus


HOLDINGS BY TYPE OF INVESTMENT AS OF SEPTEMBER 30, 2008

[begin pie chart]
U.S. corporate bonds & notes                                           61.9%
Corporate bonds & notes of issuers outside the U.S.                    11.6%
Corporate loans                                                         6.0%
Bonds & notes of governments & government agencies outside the U.S.     3.5%
Common stocks and warrants                                              1.2%
Preferred securities                                                    0.7%
Convertible securities                                                  0.5%
Other                                                                   1.6%
Short-term securities & other assets less liabilities                  13.0%
[end pie chart]

 BOND HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2008

 See the appendix in the statement of additional information for a description of quality categories.

                                                  PERCENT OF NET ASSETS

-------------------------------------------------------------------------------

 U.S. government obligations/*/                            0.2%
-------------------------------------------------------------------------------
 Aaa/AAA                                                   0.2
-------------------------------------------------------------------------------
 Aa/AA                                                     1.1
-------------------------------------------------------------------------------
 A/A                                                       2.2
-------------------------------------------------------------------------------
 Baa/BBB                                                   9.1
-------------------------------------------------------------------------------
 Ba/BB                                                    20.4
-------------------------------------------------------------------------------
 B/B                                                      37.0
-------------------------------------------------------------------------------
 Caa/CCC                                                  15.1
-------------------------------------------------------------------------------
 Ca/CC or lower                                            0.5
-------------------------------------------------------------------------------
 Short-term securities & other assets less liabilities    13.0
-------------------------------------------------------------------------------

 * These securities are guaranteed by the full faith and credit of the U.S.
  government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                        American High-Income Trust / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the fiscal year ended September 30, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

                                       10

American High-Income Trust / Prospectus


PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       11

                                        American High-Income Trust / Prospectus

The primary individual portfolio counselors for American High-Income Trust are:

                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
---------------------------------------------------------------------------------------------

 ABNER D. GOLDSTINE          11 years        Senior Vice President -    Serves as a fixed-
 Vice Chairman of the                        Fixed Income, Capital      income portfolio
 Board                                       Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 57 years in total;
                                             41 years with Capital
                                             Research and Management
                                             Company or affiliate

---------------------------------------------------------------------------------------------
 DAVID C. BARCLAY            19 years        Senior Vice President -    Serves as a fixed-
 President and Trustee                       Fixed Income, Capital      income portfolio
                                             Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 27 years in total;
                                             21 years with Capital
                                             Research and Management
                                             Company or affiliate
---------------------------------------------------------------------------------------------
 SUSAN M. TOLSON             15 years        Senior Vice President -    Serves as a fixed-
 Senior Vice President                       Fixed Income, Capital      income portfolio
                                             Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 20 years in total;
                                             19 years with Capital
                                             Research and Management
                                             Company or affiliate
---------------------------------------------------------------------------------------------

                                       12

American High-Income Trust / Prospectus


                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
---------------------------------------------------------------------------------------------

 DAVID A. DAIGLE             5 years         Senior Vice President -    Serves as a fixed-
                         (plus 9 years of    Fixed Income, Capital      income portfolio
                         prior experience    Research Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 14 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
---------------------------------------------------------------------------------------------
 MARCUS B. LINDEN            4 years         Senior Vice President -    Serves as a fixed-
                         (plus 9 years of    Fixed Income, Capital      income portfolio
                         prior experience    Research Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 14 years in total;
                                             13 years with Capital
                                             Research and Management
                                             Company or affiliate
---------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       13

                                        American High-Income Trust / Prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. In addition, Class R-5 shares are available for investment by American
Funds Target Date Retirement Series/(R)/ and other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE
IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

                                       14

American High-Income Trust / Prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

                                       15

                                        American High-Income Trust / Prospectus

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your

                                       16

American High-Income Trust / Prospectus


request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under
"Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs" in this prospectus.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       17

                                        American High-Income Trust / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       18

American High-Income Trust / Prospectus


Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       19

                                        American High-Income Trust / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       20

American High-Income Trust / Prospectus


 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class B,
C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well

                                       21

                                        American High-Income Trust / Prospectus

as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2007, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment

                                       22

American High-Income Trust / Prospectus


advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                        American High-Income Trust / Prospectus


Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/         DIVIDENDS AND DISTRIBUTIONS
                                                      Net
                                                    (losses)
                                                    gains on
                                                   securities
                       Net asset                     (both                      Dividends   Distributions      Total
                        value,         Net          realized      Total from    (from net       (from        dividends
                       beginning   investment         and         investment    investment     capital          and
                        of year      income       unrealized)     operations     income)       gains)      distributions
--------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 9/30/2008   $12.35        $.94          $(2.32)         $(1.38)       $(.94)       $(.02)         $(.96)
 Year ended 9/30/2007    12.30         .93             .04             .97         (.92)          --           (.92)
 Year ended 9/30/2006    12.27         .92             .05             .97         (.94)          --           (.94)
 Year ended 9/30/2005    12.26         .89             .01             .90         (.89)          --           (.89)
 Year ended 9/30/2004    11.88         .87             .35            1.22         (.84)          --           (.84)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 9/30/2008    12.35         .84           (2.32)          (1.48)        (.84)        (.02)          (.86)
 Year ended 9/30/2007    12.30         .82             .04             .86         (.81)          --           (.81)
 Year ended 9/30/2006    12.27         .82             .05             .87         (.84)          --           (.84)
 Year ended 9/30/2005    12.26         .78             .01             .79         (.78)          --           (.78)
 Year ended 9/30/2004    11.88         .76             .35            1.11         (.73)          --           (.73)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 9/30/2008    12.35         .84           (2.32)          (1.48)        (.84)        (.02)          (.86)
 Year ended 9/30/2007    12.30         .82             .04             .86         (.81)          --           (.81)
 Year ended 9/30/2006    12.27         .82             .05             .87         (.84)          --           (.84)
 Year ended 9/30/2005    12.26         .79             .01             .80         (.79)          --           (.79)
 Year ended 9/30/2004    11.88         .77             .35            1.12         (.74)          --           (.74)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 9/30/2008   $12.35        $.89          $(2.32)         $(1.43)       $(.89)       $(.02)         $(.91)
 Year ended 9/30/2007    12.30         .88             .04             .92         (.87)          --           (.87)
 Year ended 9/30/2006    12.27         .87             .05             .92         (.89)          --           (.89)
 Year ended 9/30/2005    12.26         .84             .01             .85         (.84)          --           (.84)
 Year ended 9/30/2004    11.88         .82             .35            1.17         (.79)          --           (.79)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 9/30/2008    12.35         .93           (2.32)          (1.39)        (.93)        (.02)          (.95)
 Year ended 9/30/2007    12.30         .92             .04             .96         (.91)          --           (.91)
 Year ended 9/30/2006    12.27         .91             .05             .96         (.93)          --           (.93)
 Year ended 9/30/2005    12.26         .88             .01             .89         (.88)          --           (.88)
 Year ended 9/30/2004    11.88         .86             .35            1.21         (.83)          --           (.83)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2008    12.35         .96           (2.32)          (1.36)        (.96)        (.02)          (.98)
 Year ended 9/30/2007    12.30         .96             .04            1.00         (.95)          --           (.95)
 Year ended 9/30/2006    12.27         .95             .05            1.00         (.97)          --           (.97)
 Year ended 9/30/2005    12.26         .92             .01             .93         (.92)          --           (.92)
 Year ended 9/30/2004    11.88         .90             .35            1.25         (.87)          --           (.87)

                                                                    Ratio of     Ratio of
                                                                    expenses     expenses
                                                                   to average   to average
                                                                   net assets   net assets        Ratio
                                                                     before        after         of net
                       Net asset                     Net assets,      reim-        reim-         income
                       value, end       Total        end of year   bursements/  bursements/    to average
                        of year    return/2/,/3/    (in millions)    waivers    waivers/3/    net assets/3/
------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 9/30/2008    $10.01       (11.87)%         $8,074          .70%         .67%          8.14%
 Year ended 9/30/2007     12.35         7.99            9,516          .69          .66           7.35
 Year ended 9/30/2006     12.30         8.26            8,285          .69          .65           7.52
 Year ended 9/30/2005     12.27         7.54            7,448          .68          .65           7.17
 Year ended 9/30/2004     12.26        10.57            6,920          .67          .67           7.19
------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 9/30/2008     10.01       (12.62)              12         1.55         1.52           7.29
 Year ended 9/30/2007     12.35         7.08               13         1.57         1.52           6.50
 Year ended 9/30/2006     12.30         7.35                8         1.59         1.50           6.68
 Year ended 9/30/2005     12.27         6.61                6         1.61         1.52           6.35
 Year ended 9/30/2004     12.26         9.59                3         1.68         1.56           6.32
------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 9/30/2008     10.01       (12.58)             128         1.70         1.48           7.34
 Year ended 9/30/2007     12.35         7.13              138         1.69         1.47           6.56
 Year ended 9/30/2006     12.30         7.37              106         1.90         1.48           6.70
 Year ended 9/30/2005     12.27         6.64               74         1.94         1.49           6.36
 Year ended 9/30/2004     12.26         9.63               44         2.10         1.53           6.36
------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 9/30/2008    $10.01       (12.20)%         $  185         1.07%        1.04%          7.77%
 Year ended 9/30/2007     12.35         7.58              186         1.07         1.04           6.98
 Year ended 9/30/2006     12.30         7.84              134         1.08         1.05           7.13
 Year ended 9/30/2005     12.27         7.06               97         1.13         1.10           6.74
 Year ended 9/30/2004     12.26        10.05               58         1.15         1.14           6.76
------------------------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 9/30/2008     10.01       (11.93)             125          .77          .73           8.08
 Year ended 9/30/2007     12.35         7.93              118          .75          .72           7.30
 Year ended 9/30/2006     12.30         8.19               73          .75          .72           7.46
 Year ended 9/30/2005     12.27         7.46               42          .75          .72           7.14
 Year ended 9/30/2004     12.26        10.45               24          .79          .78           7.11
------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2008     10.01       (11.65)             140          .45          .42           8.40
 Year ended 9/30/2007     12.35         8.26              137          .44          .41           7.61
 Year ended 9/30/2006     12.30         8.51               84          .46          .42           7.75
 Year ended 9/30/2005     12.27         7.78               63          .46          .43           7.37
 Year ended 9/30/2004     12.26        10.80               74          .47          .47           7.39

                                       24

American High-Income Trust / Prospectus


                                         YEAR ENDED SEPTEMBER 30
                           2008        2007        2006        2005         2004
------------------------------------------------------------------------------------

PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       35%         42%         41%         39%          39%
OF SHARES

1   Based on average shares outstanding.
2   Total returns exclude any applicable sales charges.

3   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital
    Research and Management Company reduced fees for investment advisory services.
    In addition, during some of the years shown, Capital Research and Management
    Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
                                        American High-Income Trust / Prospectus

                                       25


Appendix

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION
LONG-TERM-ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                                       26

American High-Income Trust / Prospectus


BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C -- Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       27

                                        American High-Income Trust / Prospectus


[logo - American Funds (R)]                 The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES               American Funds Service Company
                                        800/421-0180

 FOR RETIREMENT PLAN SERVICES           Call your employer or plan administrator

 FOR ADVISER MARKETING                  American Funds Distributors
                                        800/421-9900

 FOR 24-HOUR INFORMATION                americanfunds.com
                                        For Class R share information, visit
                                        AmericanFundsRetirement.com

 Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes.
 By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

                                                                                  Investment Company File No. 811-05364
                                                                               RPGEPR-921-1208P Litho in USA CGD/B/8025
------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


[logo - American Funds (R)]                      The right choice for the long term/(R)/

American
High-Income Trust/SM/

RETIREMENT PLAN
PROSPECTUS

December 1, 2008

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
10    Management and organization
14    Purchase, exchange and sale of shares
18    Sales charges
20    Sales charge reductions
21    Rollovers from retirement plans to IRAs
22    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of higher yielding and generally lower quality debt securities, including corporate loans, that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, the value of its debt securities tends to rise.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than exist in funds investing in higher quality debt securities.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                        American High-Income Trust / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with those of different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998           1.63%
1999           7.55
2000          -3.25
2001           7.44
2002          -3.58
2003          28.87
2004           9.75
2005           3.63
2006          12.19
2007           1.53
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            10.04%  (quarter ended December 31, 2002)
LOWEST             -9.06%  (quarter ended June 30, 2002)

The fund's total return for the nine months ended September 30, 2008, was
-10.44%.

                                       2

American High-Income Trust / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88    -2.27%   9.96%    5.82%        8.68%

                                  1 YEAR  5 YEARS   LIFETIME/1/

 CLASS R-1 -- FIRST SOLD 7/11/02  0.65%    9.84%      10.49%
----------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 6/18/02  0.71     9.88        9.07
----------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/21/02  1.15    10.32        9.81
----------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 7/19/02  1.46    10.70       11.39
----------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  1.78    11.04        9.27

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 Credit Suisse High Yield Index/3/     2.65%   10.97%    6.10%        8.78%
 Lipper High Current Yield Bond Funds  2.13    10.07     3.96         7.11
 Index/4/
 Citigroup Broad Investment-Grade      7.22     4.55     6.03         7.41
(BIG) Bond Index/5/
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at September 30, 2008: 10.23%/6/
 (For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1   Lifetime results for each share class are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3   Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4   Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

5   Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
    Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
6   Reflects a fee waiver (10.19% without the waiver) as described in the Annual
    Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                        American High-Income Trust / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.33%   0.33%  0.33%  0.33%  0.33%   0.33%
-------------------------------------------------------------------------------
 Distribution and/or service        0.23    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses/1/                  0.14    0.22   0.62   0.24   0.19    0.12
-------------------------------------------------------------------------------
 Total annual fund operating        0.70    1.55   1.70   1.07   0.77    0.45
 expenses/1/
-------------------------------------------------------------------------------

 1   The fund's investment adviser is currently waiving 10% of its management fee.
    The waiver may be discontinued at any time, in consultation with the fund's board. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waivers or reimbursement. Information regarding the effect of any waivers/reimbursements on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2   Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%,
    .75% and .50%, respectively, of the class's average net assets annually.

                                       4

American High-Income Trust / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

1   Payment amount depends on the date upon which services commenced.
2   Payment with respect to Recordkeeper Direct/(R)/ program.
3   Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $444    $590     $750      $1,213
--------------------------------------------------------------------
 Class R-1                        158     490      845       1,845
--------------------------------------------------------------------
 Class R-2                        173     536      923       2,009
--------------------------------------------------------------------
 Class R-3                        109     340      590       1,306
--------------------------------------------------------------------
 Class R-4                         79     246      428         954
--------------------------------------------------------------------
 Class R-5                         46     144      252         567
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                        American High-Income Trust / Prospectus

Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations of issuers domiciled inside and outside of the U.S. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
See the appendix in this prospectus for credit rating descriptions.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the
United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries;
expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payments of dividends. These risks may be heightened in connection with investments in developing countries. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                       6

American High-Income Trust / Prospectus


The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                        American High-Income Trust / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 2/19/88    1.53%   10.80%    6.22%        8.89%

                                  1 YEAR  5 YEARS   LIFETIME/1/
----------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 7/11/02  0.65%    9.84%      10.49%
 CLASS R-2 -- FIRST SOLD 6/18/02  0.71     9.88        9.07
 CLASS R-3 -- FIRST SOLD 6/21/02  1.15    10.32        9.81
 CLASS R-4 -- FIRST SOLD 7/19/02  1.46    10.70       11.39
 CLASS R-5 -- FIRST SOLD 5/15/02  1.78    11.04        9.27

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Credit Suisse High Yield           2.65%    10.97%     6.10%        8.78%
 Index/3/
 Lipper High Current Yield Bond     2.13     10.07      3.96         7.11
 Funds Index/4/
 Citigroup Broad Investment-Grade   7.22      4.55      6.03         7.41
 (BIG) Bond Index/5/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2007: 7.78%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1   Lifetime results for each share class are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3   Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4   Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

5   Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
    Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
6   The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       8

American High-Income Trust / Prospectus


HOLDINGS BY TYPE OF INVESTMENT AS OF SEPTEMBER 30, 2008

[begin pie chart]
U.S. corporate bonds & notes                                           61.9%
Corporate bonds & notes of issuers outside the U.S.                    11.6%
Corporate loans                                                         6.0%
Bonds & notes of governments & government agencies outside the U.S.     3.5%
Common stocks and warrants                                              1.2%
Preferred securities                                                    0.7%
Convertible securities                                                  0.5%
Other                                                                   1.6%
Short-term securities & other assets less liabilities                  13.0%
[end pie chart]

 BOND HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2008

 See the appendix in the statement of additional information for a description of quality categories.

                                                  PERCENT OF NET ASSETS
-------------------------------------------------------------------------------

 U.S. government obligations/*/                            0.2%
-------------------------------------------------------------------------------
 Aaa/AAA                                                   0.2
-------------------------------------------------------------------------------
 Aa/AA                                                     1.1
-------------------------------------------------------------------------------
 A/A                                                       2.2
-------------------------------------------------------------------------------
 Baa/BBB                                                   9.1
-------------------------------------------------------------------------------
 Ba/BB                                                    20.4
-------------------------------------------------------------------------------
 B/B                                                      37.0
-------------------------------------------------------------------------------
 Caa/CCC                                                  15.1
-------------------------------------------------------------------------------
 Ca/CC or lower                                            0.5
-------------------------------------------------------------------------------
 Short-term securities & other assets less liabilities    13.0
-------------------------------------------------------------------------------

 * These securities are guaranteed by the full faith and credit of the U.S.
  government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                        American High-Income Trust / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the fiscal year ended September 30, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

                                       10

American High-Income Trust / Prospectus


PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       11

                                        American High-Income Trust / Prospectus

The primary individual portfolio counselors for American High-Income Trust are:

                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
---------------------------------------------------------------------------------------------

 ABNER D. GOLDSTINE          11 years        Senior Vice President -    Serves as a fixed-
 Vice Chairman of the                        Fixed Income, Capital      income portfolio
 Board                                       Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 57 years in total;
                                             41 years with Capital
                                             Research and Management
                                             Company or affiliate

---------------------------------------------------------------------------------------------
 DAVID C. BARCLAY            19 years        Senior Vice President -    Serves as a fixed-
 President and Trustee                       Fixed Income, Capital      income portfolio
                                             Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 27 years in total;
                                             21 years with Capital
                                             Research and Management
                                             Company or affiliate
---------------------------------------------------------------------------------------------
 SUSAN M. TOLSON             15 years        Senior Vice President -    Serves as a fixed-
 Senior Vice President                       Fixed Income, Capital      income portfolio
                                             Research and Management    counselor
                                             Company

                                             Investment professional
                                             for 20 years in total;
                                             19 years with Capital
                                             Research and Management
                                             Company or affiliate
---------------------------------------------------------------------------------------------

                                       12

American High-Income Trust / Prospectus


                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
---------------------------------------------------------------------------------------------

 DAVID A. DAIGLE             5 years         Senior Vice President -    Serves as a fixed-
                         (plus 9 years of    Fixed Income, Capital      income portfolio
                         prior experience    Research Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 14 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
---------------------------------------------------------------------------------------------
 MARCUS B. LINDEN            4 years         Senior Vice President -    Serves as a fixed-
                         (plus 9 years of    Fixed Income, Capital      income portfolio
                         prior experience    Research Company           counselor
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 14 years in total;
                                             13 years with Capital
                                             Research and Management
                                             Company or affiliate
---------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       13

                                        American High-Income Trust / Prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. In addition, Class R-5 shares are available for investment by American
Funds Target Date Retirement Series/(R)/ and other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE
IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

                                       14

American High-Income Trust / Prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

                                       15

                                        American High-Income Trust / Prospectus

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your

                                       16

American High-Income Trust / Prospectus


request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under
"Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs" in this prospectus.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       17

                                        American High-Income Trust / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       18

American High-Income Trust / Prospectus


Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       19

                                        American High-Income Trust / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       20

American High-Income Trust / Prospectus


 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class B,
C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well

                                       21

                                        American High-Income Trust / Prospectus

as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2007, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment

                                       22

American High-Income Trust / Prospectus


advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                        American High-Income Trust / Prospectus


Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/         DIVIDENDS AND DISTRIBUTIONS
                                                      Net
                                                    (losses)
                                                    gains on
                                                   securities
                       Net asset                     (both                      Dividends   Distributions      Total
                        value,         Net          realized      Total from    (from net       (from        dividends
                       beginning   investment         and         investment    investment     capital          and
                        of year      income       unrealized)     operations     income)       gains)      distributions
--------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 9/30/2008   $12.35        $.94          $(2.32)         $(1.38)       $(.94)       $(.02)         $(.96)
 Year ended 9/30/2007    12.30         .93             .04             .97         (.92)          --           (.92)
 Year ended 9/30/2006    12.27         .92             .05             .97         (.94)          --           (.94)
 Year ended 9/30/2005    12.26         .89             .01             .90         (.89)          --           (.89)
 Year ended 9/30/2004    11.88         .87             .35            1.22         (.84)          --           (.84)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 9/30/2008    12.35         .84           (2.32)          (1.48)        (.84)        (.02)          (.86)
 Year ended 9/30/2007    12.30         .82             .04             .86         (.81)          --           (.81)
 Year ended 9/30/2006    12.27         .82             .05             .87         (.84)          --           (.84)
 Year ended 9/30/2005    12.26         .78             .01             .79         (.78)          --           (.78)
 Year ended 9/30/2004    11.88         .76             .35            1.11         (.73)          --           (.73)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 9/30/2008    12.35         .84           (2.32)          (1.48)        (.84)        (.02)          (.86)
 Year ended 9/30/2007    12.30         .82             .04             .86         (.81)          --           (.81)
 Year ended 9/30/2006    12.27         .82             .05             .87         (.84)          --           (.84)
 Year ended 9/30/2005    12.26         .79             .01             .80         (.79)          --           (.79)
 Year ended 9/30/2004    11.88         .77             .35            1.12         (.74)          --           (.74)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 9/30/2008   $12.35        $.89          $(2.32)         $(1.43)       $(.89)       $(.02)         $(.91)
 Year ended 9/30/2007    12.30         .88             .04             .92         (.87)          --           (.87)
 Year ended 9/30/2006    12.27         .87             .05             .92         (.89)          --           (.89)
 Year ended 9/30/2005    12.26         .84             .01             .85         (.84)          --           (.84)
 Year ended 9/30/2004    11.88         .82             .35            1.17         (.79)          --           (.79)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 9/30/2008    12.35         .93           (2.32)          (1.39)        (.93)        (.02)          (.95)
 Year ended 9/30/2007    12.30         .92             .04             .96         (.91)          --           (.91)
 Year ended 9/30/2006    12.27         .91             .05             .96         (.93)          --           (.93)
 Year ended 9/30/2005    12.26         .88             .01             .89         (.88)          --           (.88)
 Year ended 9/30/2004    11.88         .86             .35            1.21         (.83)          --           (.83)
--------------------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2008    12.35         .96           (2.32)          (1.36)        (.96)        (.02)          (.98)
 Year ended 9/30/2007    12.30         .96             .04            1.00         (.95)          --           (.95)
 Year ended 9/30/2006    12.27         .95             .05            1.00         (.97)          --           (.97)
 Year ended 9/30/2005    12.26         .92             .01             .93         (.92)          --           (.92)
 Year ended 9/30/2004    11.88         .90             .35            1.25         (.87)          --           (.87)

                                                                    Ratio of     Ratio of
                                                                    expenses     expenses
                                                                   to average   to average
                                                                   net assets   net assets        Ratio
                                                                     before        after         of net
                       Net asset                     Net assets,      reim-        reim-         income
                       value, end       Total        end of year   bursements/  bursements/    to average
                        of year    return/2/,/3/    (in millions)    waivers    waivers/3/    net assets/3/
------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 9/30/2008    $10.01       (11.87)%         $8,074          .70%         .67%          8.14%
 Year ended 9/30/2007     12.35         7.99            9,516          .69          .66           7.35
 Year ended 9/30/2006     12.30         8.26            8,285          .69          .65           7.52
 Year ended 9/30/2005     12.27         7.54            7,448          .68          .65           7.17
 Year ended 9/30/2004     12.26        10.57            6,920          .67          .67           7.19
------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 9/30/2008     10.01       (12.62)              12         1.55         1.52           7.29
 Year ended 9/30/2007     12.35         7.08               13         1.57         1.52           6.50
 Year ended 9/30/2006     12.30         7.35                8         1.59         1.50           6.68
 Year ended 9/30/2005     12.27         6.61                6         1.61         1.52           6.35
 Year ended 9/30/2004     12.26         9.59                3         1.68         1.56           6.32
------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 9/30/2008     10.01       (12.58)             128         1.70         1.48           7.34
 Year ended 9/30/2007     12.35         7.13              138         1.69         1.47           6.56
 Year ended 9/30/2006     12.30         7.37              106         1.90         1.48           6.70
 Year ended 9/30/2005     12.27         6.64               74         1.94         1.49           6.36
 Year ended 9/30/2004     12.26         9.63               44         2.10         1.53           6.36
------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 9/30/2008    $10.01       (12.20)%         $  185         1.07%        1.04%          7.77%
 Year ended 9/30/2007     12.35         7.58              186         1.07         1.04           6.98
 Year ended 9/30/2006     12.30         7.84              134         1.08         1.05           7.13
 Year ended 9/30/2005     12.27         7.06               97         1.13         1.10           6.74
 Year ended 9/30/2004     12.26        10.05               58         1.15         1.14           6.76
------------------------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 9/30/2008     10.01       (11.93)             125          .77          .73           8.08
 Year ended 9/30/2007     12.35         7.93              118          .75          .72           7.30
 Year ended 9/30/2006     12.30         8.19               73          .75          .72           7.46
 Year ended 9/30/2005     12.27         7.46               42          .75          .72           7.14
 Year ended 9/30/2004     12.26        10.45               24          .79          .78           7.11
------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 9/30/2008     10.01       (11.65)             140          .45          .42           8.40
 Year ended 9/30/2007     12.35         8.26              137          .44          .41           7.61
 Year ended 9/30/2006     12.30         8.51               84          .46          .42           7.75
 Year ended 9/30/2005     12.27         7.78               63          .46          .43           7.37
 Year ended 9/30/2004     12.26        10.80               74          .47          .47           7.39

                                       24

American High-Income Trust / Prospectus


                                         YEAR ENDED SEPTEMBER 30
                           2008        2007        2006        2005         2004
------------------------------------------------------------------------------------

PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       35%         42%         41%         39%          39%
OF SHARES

1   Based on average shares outstanding.
2   Total returns exclude any applicable sales charges.

3   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the years shown, Capital
    Research and Management Company reduced fees for investment advisory services.
    In addition, during some of the years shown, Capital Research and Management
    Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
                                        American High-Income Trust / Prospectus

                                       25


Appendix

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION
LONG-TERM-ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                                       26

American High-Income Trust / Prospectus


BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C -- Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       27

                                        American High-Income Trust / Prospectus


[logo - American Funds (R)]                 The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES               American Funds Service Company
                                        800/421-0180

 FOR RETIREMENT PLAN SERVICES           Call your employer or plan administrator

 FOR ADVISER MARKETING                  American Funds Distributors
                                        800/421-9900

 FOR 24-HOUR INFORMATION                americanfunds.com
                                        For Class R share information, visit
                                        AmericanFundsRetirement.com

 Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes.
 By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

                                                                                  Investment Company File No. 811-05364
                                                                               RPGEPR-921-1208P Litho in USA CGD/B/8025
------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

....

American High-Income Trust

Part C
Other Information

Item 23.  Exhibits for Registration Statement (1940 Act No. 811-05364 and 1933 Act. No. 033-17917)

(a)
Declaration of Trust and Certificate of Amendment of Declaration of Trust - previously filed (see P/E Amendment No.14 filed 11/26/97); and Establishment and Designation of Additional Classes of Shares of Beneficial Interest - previously filed (see P/E Amendment No. 18 filed 3/10/00; No. 20 filed 3/9/01; No. 22 filed 2/13/02; and No. 30 filed 7/1/08)

(b)	By-laws – By-laws as amended 9/20/2007 – previously filed (see P/E Amendment No. 29 filed 11/30/07)

(c)	Instruments Defining Rights of Security Holders – Form of share certificate - previously filed (see P/E Amendment No. 20 filed 3/9/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 11/1/07 – previously filed (see P/E Amendment No. 29 filed 11/30/07)

(e-1)
Underwriting Contracts – Form of Selling Group Agreements – previously filed (see P/E Amendment No. 23 filed 5/13/02); Form of Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 28 filed 11/30/06); Form of Institutional Selling Group Agreement – previously filed (see P/E Amendment No. 26 filed 11/30/04); Form of Amendment to Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 29 filed 11/30/07); Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 29 filed 11/30/07); and Form of Amended and Restated Principal Underwriting Agreement dated 6/16/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08)

(e-2)
Form of Amendment to Selling Group Agreement effective 10/1/08; Form of Amendment to Institutional Selling Group Agreement effective 10/1/08; Form of Class F Share Participation Agreement; Form of Amendment to Class F Share Participation Agreement effective 8/1/08; Form of Bank-Trust Participation Agreement for Class F Shares; and Form of Amendment to Bank-Trust Participation Agreement for Class F Shares effective 8/1/08

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan as amended 1/1/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 29 filed 11/30/07)

(h)
Other Material Contracts – Form of Amended Shareholder Services Agreement and form of Indemnification Agreement - previously filed (see P/E Amendment No. 26 filed 11/30/04); Form of Amendment to Shareholder Services Agreement dated 11/1/06 – previously filed (see P/E Amendment No. 29 filed 11/30/07); and Form of Amended and Restated Administrative Services Agreement dated 6/16/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08)

(i)
Legal Opinion – Legal Opinion – previously filed (see original Registration Statement filed in 1988; P/E Amendment No. 18 filed 3/10/00; No. 20 filed 3/9/01; No. 22 filed 2/13/02; No. 23 filed 5/13/02; and No. 30 filed 7/1/08)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements - previously filed (see P/E Amendment No. 14 filed 11/26/97)

(m)
Rule 12b-1 Plan – Forms of Plans of Distribution - Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 – previously filed (see P/E Amendment No. 29 filed 11/30/07); and Forms of Amendment to Plan of Distribution – Class F-1 and Class 529-F-1 dated 6/16/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan dated 6/16/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated September 2008; and Code of Ethics for Registrant dated December 2005

Item 24.                      Persons Controlled by or Under Common Control with the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.                      Principal Underwriters

(a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series,  American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Thomas E. Cournoyer	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Christopher J. Curran	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Jeffrey C. Denny	Regional Vice President	None
	James A. DePerno, Jr. 19 Hamlin Ave East Aurora, NY 14052	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Steven J. Hipsley	Regional Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
LAO	William J. Maguire	Regional Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Terry W. McNabb	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Brian A. Roberts	Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
IRV	Cathy Sackett	Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	David W. Short	Chairman of the Board and Co-Chief Executive Officer	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	None
LAO	Rodney G. Smith	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Director, Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None
LAO	Scott D. Zambon	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 28.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618 and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia  23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                      Management Services

None

Item 30.                      Undertakings

n/a
SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 26th day of November, 2008.

AMERICAN HIGH-INCOME TRUST

By   /s/ Paul G. Haaga, Jr.
    (Paul G. Haaga, Jr., Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on November 26, 2008, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ David C. Barclay	President and Trustee
(David C. Barclay)

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Ari M. Vinocor	Treasurer
(Ari M. Vinocor)

(3)	Trustees:

	/s/ David C. Barclay	President and Trustee
(David C. Barclay)

	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee
	James G. Ellis*	Trustee
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee

	/s/ Abner D. Goldstine	Vice Chairman and Trustee
(Abner D. Goldstine)

	/s/ Paul G. Haaga, Jr.	Vice Chairman and Trustee
(Paul G. Haaga, Jr.)

	R. Clark Hooper*	Trustee
	Richard G. Newman*	Trustee
	Frank M. Sanchez*	Trustee
	Steadman Upham*	Trustee

*By       /s/ Kimberly S. Verdick
Kimberly S. Verdick, pursuant to a power of attorney filed herewith

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Michael J. Triessl
(Michael J. Triessl)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, this 7th day of August, 2008.
(City, State)

/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA, this 8th  day of August, 2008.
(City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Marino, CA, this 7th day of August, 2008.
(City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solana Beach, CA, this 7th day of August, 2008.
(City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rolling Hills, CA, this 11th day of August, 2008.
(City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA, this 7th day of August, 2008.
(City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 22nd day of August, 2008.
(City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 25th day of August, 2008.
(City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tulsa, OK, this 8th day of August, 2008.
(City, State)

/s/ Steadman Upham
Steadman Upham, Board member